Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	May 15, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	iSatori, Inc.
Entity Central Index Key	0000741114
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,290,430
Entity Common Stock, Shares Outstanding		12,622,756
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,655,837	$ 1,655,453	$ 364,608
Investments	0	965,886	0
Accounts receivables
Trade, net of allowance for doubtful accounts	1,177,638	1,240,736	937,841
Income tax receivable	102,452	102,452	54,841
Other receivables - current portion	9,850	9,850	44,722
Inventories	1,360,729	1,292,105	757,250
Assets held for sale	83,823	29,338	168,474
Deferred tax asset, net	119,032	119,032	35,746
Prepaid expenses	119,621	156,431	119,147
Total current assets	5,628,982	5,571,283	2,482,629
Property and equipment
Leasehold improvements	7,928	0	0
Vehicles	0	0	67,135
Furniture and fixtures	81,620	56,680	50,304
Office equipment	65,901	36,600	32,131
Computer equipment	325,941	323,648	262,737
Dies and cylinders	49,422	49,422	49,422
Less accumulated depreciation	(355,828)	(333,388)	(324,257)
Total property and equipment	174,984	132,962	137,472
Note Receivable - net of current portion	81,714	81,714	81,714
Other assets
Deferred tax asset, net	97,844	97,844	216,498
Deposits and other assets	39,339	42,956	37,257
Debt Issuance Costs	2,500	4,375	157,242
Deferred Offering Costs	0	0	141,826
Total other assets	139,683	145,175	552,823
Total assets	6,025,363	5,931,134	3,254,638
Current liabilities
Trade accounts payable	755,522	518,150	695,775
Accrued expenses	108,768	242,301	446,950
Line of credit, less debt discount	1,173,155	1,173,155	785,044
Current portion of vendor payables	0	0	1,000
Current portion of notes payable	23,888	0	489,352
Total current liabilities	2,061,333	1,933,606	2,418,121
Long-term liabilities
Notes payable, less current maturities and debt discounts	0	0	478,729
Derivative liability	880,696	701,852	92,606
Total long-term liabilities	880,696	701,852	571,335
Commitments and contingencies
Stockholders' Equity
Convertible preferred stock	225	225	0
Common stock	126,228	126,228	66,802
Additional paid-in-capital	4,393,846	4,343,069	(22,819)
Retained earnings (accumulated deficit)	(1,436,965)	(1,173,846)	221,199
Total stockholders' equity	3,083,334	3,295,676	265,182
Total liabilities and stockholders' equity	$ 6,025,363	$ 5,931,134	$ 3,254,638

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share in dollars	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	750,000	750,000	750,000
Convertible preferred stock, shares issued	22,500	22,500	22,500
Convertible preferred stock, shares outstanding	22,500	22,500	22,500
Convertible preferred stock, liquidation value	$ 450,000	$ 450,000	$ 450,000
Common stock, par value in dollars	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	56,250,000	56,250,000	56,250,000
Common stock, shares issued	12,622,756	12,622,756	6,680,203
Common stock, shares outstanding	12,622,756	12,622,756	6,680,203

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product revenue (net of returns and discounts)	$ 2,203,856	$ 2,445,407	$ 9,130,530	$ 9,103,983
Royalty revenue	32,710	30,581	109,613	106,361
Other revenues	19,800	23,729	148,051	247,791
Total revenue	2,256,366	2,499,717	9,388,194	9,458,135
Cost of sales	1,045,113	951,028	3,477,741	3,255,702
Gross profit	1,211,253	1,548,689	5,910,453	6,202,433
Operating expenses:
Selling and marketing	316,175	473,679	2,602,566	3,071,918
Salaries and labor related expenses	534,328	480,536	1,918,033	1,656,990
Administration	416,447	279,796	1,381,560	549,332
Depreciation and amortization	25,016	17,828	79,525	82,334
Total operating expenses	1,291,966	1,251,839	5,981,684	5,360,574
Income (loss) from operations	(80,713)	296,850	(71,231)	841,859
Gain on sale of product lines	0	499,525	499,525	0
Other income (expense)	(124,359)	(16,080)	(686,470)	(95,573)
Financing Expense	(46,761)	(50,603)	(566,634)	(394,144)
Interest expense	(1,152)	(62,089)	(205,091)	(165,504)
Income (loss) from continuing operations	(252,985)	667,603	(1,029,901)	377,784
Income tax benefit (expense)	(10,134)	(254,734)	(737)	225,450
Net income (loss)	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234
Net income (loss) per common share, Basic	$ (0.02)	$ 0.06	$ (0.09)	$ 0.09
Net income (loss) per common share, Diluted	$ (0.02)	$ 0.06	$ (0.09)	$ 0.09
Weighted average shares outstanding, Basic	12,622,756	6,841,293	11,103,585	6,680,203
Weighted average shares outstanding, Diluted	12,622,756	7,166,646	11,103,585	6,886,770

Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock ($0.01 Par)	Common Stock ($0.01 Par)	Additional Paid-In Capital	Retained Earnings	Member's Equity	Total
Beginning balance at Dec. 31, 2010	$ 0	$ 0	$ 0	$ 0	$ (145,539)	$ (145,539)
Beginning balance, shares at Dec. 31, 2010	0	0
Net income attributable to LLC					298,418	298,418
Distributions					(119,471)	(119,471)
Issuance of shares upon incorporation		66,802	(33,394)		(33,408)	0
Issuance of shares upon incorporation, shares		6,680,203
Share based compensation			10,576			10,576
Net income (loss) attributable to corporation				304,816		304,816
Shareholder distributions				(83,618)		(83,618)
Ending balance at Dec. 31, 2011	0	66,802	(22,818)	221,198	0	265,182
Ending balance, shares at Dec. 31, 2011	0	6,680,203				6,680,203
Distributions						0
Share based compensation			249,152			249,152
Merger with and into IZZI	225	54,436	3,855,951			3,910,612
Merger with with and into IZZI	22,550	5,443,565
Conversion of note payable		4,933	245,067			250,000
Conversion of note payable, shares		493,252
Issuance of BOD shares		57	15,717			15,774
Issuance of BOD shares, shares		5,736
Net income (loss) attributable to corporation				(1,030,638)		(1,030,638)
Shareholder distributions				(364,406)		(364,406)
Ending balance at Dec. 31, 2012	$ 225	$ 126,228	$ 4,343,069	$ (1,173,846)	$ 0	$ 3,295,676
Ending balance, shares at Dec. 31, 2012	22,550	12,622,756				12,622,756

Consolidated Statements of Cash Flow (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	25,016	17,828	79,525	82,334
Amortization of debt discount	1,875	3,325	50,452	38,183
Amortization of debt issuance costs	0	34,804	152,867	7,060
Stock compensation expense	50,777	70,365	85,899	10,576
Allowance for bad debts	0	0	25,978	0
Change in fair value of derivative instruments	178,844	16,721	788,274	35,094
Gain from the sale of product line	0	(499,525)	(499,525)	0
Benefit from deferred income taxes	0	0	35,369	(252,244)
Change in assets and liabilities
Accounts receivable	63,098	(163,918)	(302,895)	(146,236)
Notes receivable	0	2,673	8,894	43,565
Inventories	(68,624)	(111,026)	(534,855)	(76,833)
Marketable securities	0	0	(12,574)	0
Prepaid expenses	36,810	66,279	(25,688)	(55,701)
Deposits and other assets	1,041	5,462	326,069	23,043
Accounts payable	237,372	101,162	(251,497)	(439,086)
Accrued expenses	(133,533)	(56,864)	29,385	455,034
Income taxes	0	254,734	(47,611)	(54,841)
Net cash provided by (used in) operating activities	129,557	154,889	(1,122,571)	273,182
Cash flows from investing activities:
Purchase of property and equipment	(64,462)	(7,520)	(71,756)	(18,229)
Proceeds from the sale of product line	0	500,000	500,000	0
Proceeds from marketable securities	(54,485)	0	0	0
Redemption of Investments	965,886	0	0	0
Purchase of investments	0	0	(965,886)	0
Net cash used in investing activities	846,939	492,480	(537,642)	(18,229)
Cash flows from financing activities:
Proceeds of notes payable	23,888	0	0	850,000
Payment of notes payable	0	(54,290)	(766,809)	(134,081)
Payment of vendor notes	0	(1,000)	(1,000)	(210,302)
Proceeds from line of credit	0	1,980,481	5,047,858	4,530,814
Repayment of line of credit	0	(1,828,858)	(4,695,508)	(4,494,043)
Payment of financing costs	0	0	0	(154,310)
Deferred offering costs	0	(193,201)	(767,507)	(141,826)
Cash acquired in merger	0	0	4,498,430	0
Member distribution	0	0	0	(119,471)
Distributions to shareholder	0	(41,436)	(364,406)	(83,618)
Net cash provided by financing activities	23,888	(138,304)	2,951,058	43,163
Net increase in cash	1,000,384	509,065	1,290,845	298,116
Cash and cash equivalents, beginning of period	1,655,453	364,608	364,608	66,492
Cash and cash equivalents, end of period	2,655,837	873,673	1,655,453	364,608
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	11,929	63,394	216,363	171,853
Non-cash transactions
Conversion of notes payable to common stock	0	250,000	250,000	0
Conversion of accounts payable to notes payable	$ 0	$ 0	$ 0	$ 124,204

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 - Summary of Significant Accounting Policies

Organization and Nature of Business

iSatori Technologies, LLC (the “Predecessor Company”) was formed under the laws of the State of Colorado on June 14, 2004. On June 1, 2011, LS7 Products, LLC (d/b/a iSatori Global Technologies, LLC), a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“LS7”), Eat-Smart, LLC a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Eat-Smart”), and Energize Solutions, LLC, a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Energize”), were merged with and into the Predecessor Company and Right Lane Publishing Inc., a Colorado subchapter S corporation and wholly owned subsidiary of the Predecessor Company (“Right Lane”), was distributed to Stephen Adele Enterprises, Inc., the Predecessor Company’s sole shareholder (collectively, the “Reorganizations”). On June 1, 2011, after consummation of the Reorganizations, the Predecessor Company converted to a corporation pursuant to the laws of the State of Colorado changing its name to iSatori Technologies, Inc. ( “iSatori Technologies”).

On April 5, 2012, iSatori Acquisition Corp. (“Merger Sub”), a Delaware corporation and wholly-owned subsidiary of Integrated Security Systems, Inc (“Integrated”), consummated a merger (the “Merger”) with iSatori Technologies, pursuant to a Merger Agreement, dated as of February 17, 2012, by and among Integrated, Merger Sub and iSatori Technologies (the “Merger Agreement”). Pursuant to the Merger Agreement, iSatori Technologies was merged with and into Merger Sub with iSatori Technologies surviving as a wholly-owned subsidiary of Integrated.

Upon completion of the Merger, the holders of iSatori Technologies’ common stock, and holders of equity instruments convertible into shares of iSatori Technologies’ common stock, received an aggregate of approximately 8,410,973 shares of Integrated common stock.

On June 29, 2012, Integrated completed a “short form” merger under §253 of the Delaware General Corporation Law pursuant to which iSatori Technologies was merged with and into Integrated with Integrated continuing as the surviving corporation. In connection with the Merger, Integrated changed its name to iSatori, Inc. The trading symbol of the Company on OTCBB is “IFIT”.

Prior to the Merger, Integrated was a company with virtually no operations. The Merger was accounted for as the equivalent to the issuance of stock by iSatori Technologies for the net monetary assets of Integrated. The accompanying financial statements therefore include the consolidated results of operations of iSatori Technologies and Intergrated for periods subsequent to the Merger, and iSatori Technologies only for periods prior to the Merger.

References to the financial operations of iSatori Technologies and the Predecessor Company are noted for the respective reporting periods as noted above. Unless otherwise specifically indicated, references to the “Company” (without further qualification) necessarily include iSatori Technologies, the Predecessor Company, Integrated and iSatori, Inc. for all applicable accounting periods. Since there was no change in the ownership of the business in connection with the Reorganizations, the assets and the liabilities of the Predecessor Company have been recorded on iSatori Technologies’ financial statements at the same amounts at which they were reported on the financial statements of the Predecessor Company. All transactions between divisions and/or wholly owned subsidiaries of iSatori Technologies or the Predecessor Company have been eliminated in the financial statements. In addition, per the operating agreement of the Predecessor Company, no member was to have been liable for the debts, liabilities or obligations of the Predecessor Company.

The Company is engaged in researching, designing, developing, contracting for the manufacture, marketing, selling and distributing of various nutritional and dietary supplement products for the general nutrition market. The “general nutrition market” may include such activities as body-building, physique enhancement (increase of lean body mass and decrease in fat mass) and enhanced athletic performance through increased strength and/or endurance and proper nutrition.

The Company does engage from time to time in funding of clinical studies with the objective of discovering and/or validating claims of new, efficacious products for the Company’s relevant market as well as providing necessary and appropriate substantiation for any claims which the Company may use in its marketing and advertising. The Company markets products which are under its control and which are in some way proprietary to the Company. Some of the Company’s products are the subject of trademarks owned by the Company.

The accompanying consolidated financial statements include the accounts of the Company and the Predecessor Company: LS7; Right Lane; Eat-Smart; Energize; and Integrated for the respective reporting periods described above.

Unaudited Interim Financial Information

The accompanying interim condensed consolidated financial statements have been prepared in accordance with our accounting practices described in our audited consolidated financial statements for the year ended December 31, 2012, and are unaudited. The unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012. The accompanying interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the Securities and Exchange Commission and, accordingly, do not include all the disclosures required by generally accepted accounting principles in the United States (“U.S. GAAP”) with respect to annual financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals that are considered necessary for a fair presentation of the interim financial information, have been included. However, operating results for the periods presented are not necessarily indicative of the results that may be expected for a full year. Certain prior year amounts have been reclassified to conform to the presentation used in 2013. Such reclassification had no effect on net income.

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

As of December 31, 2012, the Company invested approximately $966 thousand with Horter Financial Group which, acted as investment advisor with and into the Alpha/Pimco Bonds Plus Total Return Fund. Pimco Corporation is one of the largest bond managers in the world. The Company utilized this Alpha/Pimco Bonds Plus strategy as a way to create a unique solution to a conservative investor’s dilemma: how to safely invest for income while increasing the asset base of the money invested at a rate greater than inflation on an after-tax basis.

The underlying security matures in three years. However, the Company has access and can liquidate the underlying security on 72-hours’ notice. Thus, it has been classified as a current asset. The investment strategy involves an investment in three separate “power periods”, late October, late November and late December of each year.

The Company invested $960 thousand in this fund. As of December 31, 2012, the Company realized a net asset value gain of approximately $6 thousand. The total portfolio of the Company had a stated value therefore of $965,886. This investment account was closed on February 22, 2013. The Company realized an additional $7 thousand in net asset value gain up to the time the account was closed.

At March 31, 2013 and December 31, 2012, the financial instruments of the Company and the Predecessor Company consisted principally of cash and cash equivalents, investments, receivables, accounts payable, certain accrued liabilities and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. The actual and estimated fair values, respectively, of the Company’s financial instruments are as follows:

	March 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$2,655,837	$2,655,837	$1,655,453	$1,655,453
Investments	$0	$0	$965,886	$965,886
Receivables	$1,177,638	$1,177,638	$1,240,736	$1,240,736
Accounts Payable	$755,522	$755,522	$518,150	$518,150
Long-term Debt	$880,696	$880,696	$701,852	$701,852

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate of amounts considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense. The allowance for doubtful accounts is $0 for the periods ended March 31, 2013 and December 31, 2012, respectively. Receivables at each of the below respective periods consisted of the following:

Presence

	March 31, 2013		December 31, 2012
Trade Receivables		$851,617		$898,009
Other		$326,021		$342,727
Allowance for doubtful accounts	$	<0>	$	<0>
Totals		$1,177,638.		$1,240,736.

In addition, the Company has recorded an allowance for customer returns in the amount of approximately $47,000 at March 31, 2013 and $68,000 at December 31, 2012 in accrued expenses.

Inventory Valuation

Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis as noted below:

	March 31, 2013	December 31, 2012
Labels and packaging	$94,894	$129,640
Finished goods	$1,265,835	$1,162,465
Totals	$1,360,729	$1,292,105

Notes Receivable

The Predecessor Company disposed of a dormant product line of vitamins in December, 2010. As part of the consideration in this divestiture, the Company received from the purchaser of this product line an unsecured note in the amount of $170,000. The original note was due to be repaid on or before March 2014, where interest accrued principally at an annual rate of 5%, based upon the initial $170,000 principal and was payable monthly. As of March 31, 2013, the note was novated and a new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at March 31, 2013 with $0 interest, and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the aforementioned balance.

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income. Total depreciation expense was $22,440 and $17,332 for the three month period ended March 31, 2013 and 2012, respectively.

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Intangible assets are discussed below. Amortization for financial accounting purposes is computed using the straight-line method over the estimated useful lives of the respective assets which range from three to ten years. Amortization for 2013 and 2012 totaled $2,576 and $546, respectively.

	Gross Carrying Value March 31, 2013		Gross Carrying Value December 31, 2012
Amortized intangible assets:
Website		$146,862		$146,862
Patents		$341		$341
Trademarks		$3,830		$3,830
TOTAL		$151,033		$151,033
Accumulated Amortization	$	<122,754>	$	<120,179>
TOTAL		$28,279		$30,854

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur. Returns, allowances and discounts were $715,030 and $350,636 for the three month period ending March 31, 2013 and 2012, respectively.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.

The Company receives other revenues which includes but is not limited to shipping and handling charges which is charged to customers.

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, “Income Taxes”. For the year ended December 31, 2011 and future years, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will also file a consolidated return in the states requiring the filing of such returns.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements. As of both the date of adoption, and as of December 31, 2012, the unrecognized tax benefit accrual was zero.

Furthermore, since 2011 was the Company’s initial tax year, there are no prior federal or state tax returns subject to examination. Accordingly, the only taxable periods subject to examination by federal and state taxing authorities is the period ended December 31, 2012 and 2011.

Leases

The Company leases its headquarters facility, comprising approximately 7,120 square feet, in Golden (metropolitan Denver), Colorado. The total rent expense for the three month period ended March 31, 2013 was $20,716 and $14,240 for 2012. The lease expired on September, 30, 2012, and a new lease was signed on November 1, 2012 for a term of four years and three months, which included the expansion of the lease space to a total of 10,044 square feet to accommodate growth. The Company assumed the new addition in February of 2013. Future payments under the newly signed lease (with the expanded area) are $346,137. The Company also leases miscellaneous office and warehouse equipment. In most cases, management expects that in the normal course of business these leases will be renewed or replaced by other leases as applicable.

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Deferred Financing Fees

Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period. Accumulated amortization for the aforementioned indebtedness for the Company as of March 31, 2013 was $5,000.

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue. As of March 31, 2013 and December 31, 2012, the Company had deferred $0 and $3,641 respectively, related to such advertising costs. This amount is included in Deposits and other assets and is being amortized over a three year period. For the three month period ended March 31, 2013 and 2012, marketing expenses totaled $145,733 and $312,503, respectively.

Research and Development Costs

Research and development costs are expensed when incurred. Research and development costs of $59,810 and $4,148 for the three month period ended March 31, 2013 and 2012, respectively, are included in selling and marketing expense.

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. As mentioned in Revenue Recognition, shipping and handling revenue billed customers are reflected in other revenues.

Insurance

The Company has procured insurance for such areas as: (1) general liability; (2) product liability; (3) property insurance and (4) directors and officers liability. The Company is not insured for certain property and casualty risks due to the frequency and severity of such losses, the cost of insurance and the overall risk analysis performed by the Company.

As part of its medical benefits program, the Company contracts with a national service organizer to provide benefits to its employees for all medical, dental, vision and prescription drug services.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Customers whose revenue balance exceeds 10% of the account balance are disclosed below with corresponding accounts receivable balance outstanding at year end:

	March 31, 2013		March 31, 2012
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	32%	42%	34%	56%
B	16%	10%	N/A	N/A
C	11%	5%	17%	12%
D	11%	16%	10%	8%

Vendors whose purchase balance exceeds 10% of the inventory purchases are disclosed below with corresponding accounts payable balance outstanding at year end.

	March 31, 2013		March 31, 2012
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	69%	32%	38%	31%
B	14%	6%	18%	8%

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.

Note 1 – Summary of Significant Accounting Policies

Organization and Nature of Business

iSatori Technologies, LLC (the “Predecessor Company”) was formed under the laws of the State of Colorado on June 14, 2004. On June 1, 2011, LS7 Products, LLC (d/b/a iSatori Global Technologies, LLC), a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“LS7”), Eat-Smart, LLC a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Eat-Smart”), and Energize Solutions, LLC, a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Energize”), were merged with and into the Predecessor Company and Right Lane Publishing Inc., a Colorado subchapter S corporation and wholly owned subsidiary of the Predecessor Company (“Right Lane”), was distributed to Stephen Adele Enterprises, Inc., the Predecessor Company’s sole shareholder (collectively, the “Reorganizations”). On June 1, 2011, after consummation of the Reorganizations, the Predecessor Company converted to a corporation pursuant to the laws of the State of Colorado changing its name to iSatori Technologies, Inc. ( “iSatori Technologies”).

On April 5, 2012, iSatori Acquisition Corp. (“Merger Sub”), a Delaware corporation and wholly-owned subsidiary of Integrated Security Systems, Inc (“Integrated”), consummated a merger (the “Merger”) with iSatori Technologies, pursuant to a Merger Agreement, dated as of February 17, 2012, by and among Integrated, Merger Sub and iSatori Technologies (the “Merger Agreement”). Pursuant to the Merger Agreement, iSatori Technologies was merged with and into Merger Sub with iSatori Technologies surviving as a wholly-owned subsidiary of Integrated.

Upon completion of the Merger, the holders of iSatori Technologies’ common stock, and holders of equity instruments convertible into shares of iSatori Technologies’ common stock, received an aggregate of approximately 8,410,973 shares of Integrated common stock.

On June 29, 2012, Integrated completed a “short form” merger under §253 of the Delaware General Corporation Law pursuant to which iSatori Technologies was merged with and into Integrated with Integrated continuing as the surviving corporation. In connection with the merger, Integrated changed its name to iSatori, Inc. The trading symbol of the Company on OTCBB is “IFIT”.

Prior to the Merger, Integrated was a company with virtually no operations. The Merger was accounted for as the equivalent to the issuance of stock by iSatori Technologies for the net monetary assets of Integrated. The accompanying financial statements therefore include the consolidated results of operations of iSatori Technologies and Integrated for periods subsequent to the Merger, and iSatori Technologies only for periods prior to the Merger. References to the financial operations of iSatori Technologies and the Predecessor Company are noted for the respective reporting periods as noted above. Unless otherwise specifically indicated, references to the “Company” (without further qualification) necessarily include iSatori Technologies, the Predecessor Company, Integrated and iSatori, Inc. for all applicable accounting periods. Since there was no change in the ownership of the business in connection with the Reorganizations, the assets and the liabilities of the Predecessor Company have been recorded on iSatori Technologies’ financial statements at the same amounts at which they were reported on the financial statements of the Predecessor Company. All transactions between divisions and/or wholly owned subsidiaries of iSatori Technologies or the Predecessor Company have been eliminated in the financial statements. In addition, per the operating agreement of the Predecessor Company, no member was to have been liable for the debts, liabilities or obligations of the Predecessor Company.

The Company is engaged in researching, designing, developing, contracting for the manufacture, marketing, selling and distributing of various nutritional and dietary supplement products for the general nutrition market. The “general nutrition market” may include such activities as body-building, physique enhancement (increase of lean body mass and decrease in fat mass) and enhanced athletic performance through increased strength and/or endurance and proper nutrition.

The Company does engage from time to time in funding of clinical studies with the objective of discovering and/or validating claims of new, efficacious products for the Company’s relevant market as well as providing necessary and appropriate substantiation for any claims which the Company may use in its marketing and advertising. The Company markets products which are under its control and which are in some way proprietary to the Company. Some of the Company’s products are the subject of trademarks owned by the Company.

The accompanying consolidated financial statements include the accounts of the Company and the Predecessor Company: LS7; Right Lane; Eat-Smart; Energize; and Integrated for the respective reporting periods described above.

Basis of Presentation/Basis of Consolidation

The accompanying consolidated financial Statements have been prepared on an accrual basis of accounting in accordance with Generally Accepted Accounting Principles in the United States (“GAAP”). The accompanying consolidated financial statements present the financial position and results of operations of the Company and include the amounts of the Company as well as the Predecessor Company and all wholly owned subsidiaries. Accordingly, all significant intercompany transactions have been eliminated.

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

As of December 31, 2012, the Company invested approximately$966 thousand with Horter Financial Group which, acted as investment advisor with and into the Alpha/Pimco Bonds Plus Total Return Fund. Pimco Corporation is one of the largest bond managers in the world. The Company utilized this Alpha/Pimco Bonds Plus strategy as a way to create a unique solution to a conservative investor’s dilemma: how to safely invest for income while increasing the asset base of the money invested at a rate greater than inflation on an after-tax basis.

The underlying security matures in three years. However, the Company has access and can liquidate the underlying security on 72-hours’ notice. Thus, it has been classified as a current asset. The investment strategy involves an investment in three separate “power periods”, late October, late November and late December of each year.

The Company invested $960 thousand in this fund. As of December 31, 2012, the Company realized a net asset value gain of approximately $6 thousand. The total portfolio of the Company had a stated value therefore of $965,886.

At December 31, 2012 and December 31, 2011, the financial instruments of the Company and the Predecessor Company consisted principally of cash and cash equivalents, investments, receivables, accounts payable, certain accrued liabilities and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. The actual and estimated fair values, respectively, of the Company’s financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,655,453	$1,655,453	$364,608	$364,608
Investments	$965,886	$965,886	$-0-	$-0-
Receivables	$1,240,736	$1,240,736	$937,841	$937,841
Accounts Payable	$518,150	$518,150	$695,775	$695,775
Long-term Debt	$701,852	$701,852	$571,335	$571,335

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense. The allowance for doubtful accounts is $0 for the years ended December 31, 2012 and 2011, respectively. Receivables at each of the below respective periods consisted of the following:

	December 31, 2012	December 31, 2011
Trade Receivables	$898,009	$902,222
Other	$342,727	$35,619
Allowance for doubtful accounts	$(0)	$(0)
Totals	$1,240,736	$937,841

In addition, the Company has recorded an allowance for customer returns in the amount of $68,548 at December 31, 2012 and $50,511 at December 31, 2011 in accrued expenses.

Inventory Valuation

Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis as noted below:

	December 31, 2012	December 31, 2011
Labels and packaging	$129,640	$81,251
Finished goods	$1,162,465	$675,999
Totals	$1,292,105	$757,250

Notes Receivable

The Predecessor Company disposed of a dormant product line of vitamins in December, 2010. As part of the consideration in this divestiture, the Company received from the purchaser of this product line an unsecured note in the amount of $170,000. The original note was due to be repaid on or before March 2014, where interest accrued principally at an annual rate of 5%, based upon the initial $170,000 principal and was payable monthly. As of March 2013, the note was novated and a new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at December 31, 2012 with $0 interest and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the aforementioned balance.

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income. Total depreciation expense was $76,266 and $80,150 for the years ended December 31, 2012 and 2011, respectively.

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Intangible assets are discussed below. Amortization for financial accounting purposes is computed using the straight-line method over the estimated useful lives of the respective assets which range from three to ten years. Amortization for 2012 and 2011 totaled $3,259 and $2,184, respectively.

	Gross Carrying Value December 31, 2012	Gross Carrying Value December 31, 2011
Amortized intangible assets:
Website	$146,862	$116,057
Patents	$341	$341
Trademarks	$3,830	$3,830
TOTAL	$151,033	$120,228
Accumulated Amortization	$(120,179)	$(116,919)
TOTAL	$30,854	$3,309

Future Amortization for the years ending December 31:

2013	$10,302
2014	$10,284
2015	$10,268
2016	$0

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur. Returns, allowances and discounts were $1,717,211 and $1,891,607 for the years ending December 31, 2012 and 2011, respectively.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance. The Company receives other revenues which includes but is not limited to shipping and handling charges which is charged to customers.

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Income Taxes

For the five months ended May 31, 2011, the Predecessor Company operated as a limited liability company. Accordingly, the Predecessor Company’s taxable income (or loss) was allocated to its sole member. Therefore, no provision or liabilities for income taxes have been included in the financial statements for these relevant periods.

However, on June 1, 2011, the Predecessor Company converted to a ‘C’ corporation under the laws of the State of Colorado as of that date. Accordingly, the Company began to account for income taxes in accordance with the standards on income taxes. As prescribed by these standards, the Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, “Income Taxes”. For the year ended December 31, 2011 and future years, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will also file a consolidated return in the states requiring the filing of such returns.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements. As of both the date of adoption, and as of December 31, 2012, the unrecognized tax benefit accrual was zero.

Furthermore, since 2011 was the Company’s initial tax year, there are no prior federal or state tax returns subject to examination. Accordingly, the only taxable periods subject to examination by federal and state taxing authorities is the period ended December 31, 2012 and 2011.

Leases

The Company leases its headquarters facility, comprising approximately 7,120 square feet, in Golden (metropolitan Denver), Colorado. The total rent expense for the year ended December 31, 2012 was $57,108 and $65,645 for 2011. The lease expired on September, 30, 2012, and a new lease was signed on November 1, 2012 for a term of four years and three months, which included the expansion of the lease space to a total of 10,044 square feet to accommodate growth. The Company assumed the new addition in February of 2013. Future payments under the newly signed lease (with the expanded area) are $346,137. The Company also leases miscellaneous office and warehouse equipment. In most cases, management expects that in the normal course of business these leases will be renewed or replaced by other leases as applicable.

Future Payments

2013             $80,853

2014             $82,863

2015             $82,863

2016             $82,863

2017             $  6,905

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Deferred Financing Fees

Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period. Accumulated amortization for the aforementioned indebtedness for the Company as of December 31, 2012 was $3,125.

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue. As of December 31, 2012 and 2011, the Company had deferred $3,641 and $25,488 respectively, related to such advertising costs. This amount is included in Deposits and other assets and is being amortized over a three year period. In 2012 and 2011, marketing expenses totaled $1,996,325 and $2,450,464, respectively.

Research and Development Costs

Research and development costs are expensed when incurred. Research and development costs of $37,234 and $13,289 for December 31, 2012 and 2011, respectively, are included in selling and marketing expense.

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. As mentioned in Revenue Recognition, shipping and handling revenue billed customers are reflected in other revenues.

Insurance

The Company has procured insurance for such areas as: (1) general liability; (2) product liability; (3) property insurance and (4) directors and officers liability. The Company is not insured for certain property and casualty risks due to the frequency and severity of such losses, the cost of insurance and the overall risk analysis performed by the Company.

As part of its medical benefits program, the Company contracts with a national service organizer to provide benefits to its employees for all medical, dental, vision and prescription drug services.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Customers whose revenue balance exceeds 10% of the account balance are disclosed below with corresponding accounts receivable balance outstanding at year end:

	2012		2011
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	28%	46%	26%	45%
B	14%	8%	12%	9%
C	10%	13%	7%	11%

Vendors whose purchase balance exceeds 10% of the inventory purchases are disclosed below with corresponding accounts payable balance outstanding at year end.

	2012		2011
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	48%	64%	47%	33%
B	14%	0%	16%	17%
C	8%	0%	16%	4%

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents as of December 31, 2012:

As of December 31,
2012
Stock options (exercise price – $0.573-$2.50/share)	1,103,276
Warrants (exercise price – $0.001-$0.57/share)	577,513
Total common stock equivalents	14,303,545

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.

Endorsement / Spokesperson / Consulting Agreements	12 Months Ended
Dec. 31, 2012
Marketing and Advertising Expense [Abstract]
Endorsement / Spokesperson / Consulting Agreements

Note 2 – Endorsement / Spokesperson / Consulting Agreements

The Company is obligated under various endorsement, spokesperson and consulting agreements with varying original terms ranging from one to three years. These endorsers, spokespersons and consultants are generally paid a monthly fee for their services, including promotion and marketing activities per the agreements. All of these agreements may be terminated by either party upon breach or default in the terms of the agreements. The Company expensed $232,248 and $71,426 under these agreements in 2012 and 2011, respectively.

Future payments of the above mentioned contracts will run through 2013, for a total expense of $110,333.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plan

Note 3 – Retirement Plan

Eligible employees may enroll in an company-sponsored 401(k) plan. New enrollees are able to join the plan in the calendar quarter in which they become eligible. The Company may also make a match at its discretion. During calendar years 2012 and 2011, there were no matches under this plan made by the Company.

Sale of Product Line	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Sale of Product Line

Note 2 - Sale of Product Line

In December, 2011, the Company entered into an agreement to sell a dormant children’s vitamin product line to an unrelated third party. The Company received a nonrefundable payment of $300,000 in December 2011, in consideration of the time and expense incurred by the buyer in conducting due diligence on the product line and granting the buyer an exclusivity period through January 31, 2012. The Company recognized $100,000 of the nonrefundable payment as other income in 2011, representing the Company’s estimate of the portion of assistance and data provided to the buyer in 2011. The remaining $200,000 was deferred and is included in the accrued expenses in the accompanying December 31, 2011 balance sheet. The sale was consummated in January, 2012, which resulted in a $499,525 gain on the sale to the Company.

Note 4 – Sale of Product Line

In December, 2011, the Company entered into an agreement to sell a dormant children’s vitamin product line to an unrelated third party. The Company received a nonrefundable payment of $300,000 in December 2011, in consideration of the time and expense incurred by the buyer in conducting due diligence on the product line and granting the buyer an exclusivity period through January 31, 2012. The Company recognized $100,000 of the nonrefundable payment as other income in 2011, representing the Company’s estimate of the portion of assistance and data provided to the buyer in 2011. The remaining $200,000 was deferred and is included in the accrued expenses in the accompanying December 31, 2011 balance sheet. The sale was consummated in January, 2012, which resulted in a $499,525 gain on the sale to the Company.

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loss Contingency [Abstract]
Contingencies

Note 3 - Contingencies

In accordance with the standards on contingencies, the Company accrues a loss contingency if it is probable and can reasonably be estimated or a liability has been incurred at the date of the financial statements. If both of these conditions are not met, or if an exposure to loss exists in excess of the amount accrued, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss or an additional loss may have been incurred. The Company is exposed to legal claims encountered in the normal course of business. See Note 4, “Litigation”. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the operating results or the financial position of the Company.

Note 5 – Contingencies

In accordance with the standards on contingencies, the Company accrues a loss contingency if it is probable and can reasonably be estimated or a liability has been incurred at the date of the financial statements. If both of these conditions are not met, or if an exposure to loss exists in excess of the amount accrued, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss or an additional loss may have been incurred. The Company is exposed to legal claims encountered in the normal course of business. See Note 6, “Litigation”. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the operating results or the financial position of the Company.

Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Litigation

Note 4 - Litigation

The Company is engaged in various legal actions, claims and proceedings arising in the normal course of business, including claims related to breach of contracts, product liabilities and intellectual property matters resulting from the Company’s business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. The following summaries highlight the current status of certain material commercial litigation in which the Company is involved.

The Company received a demand letter, dated February 17, 2012, from the Breeden Law firm, claiming the Company’s sale of its African Mango Super Fruit™ diet product, (the “Mango Product”) violated the California Consumer Legal Remedies Act and certain other provisions of California State law. This Letter demanded the Company: (i) substantiate its advertising claims with respect to the Mango Product; (ii) change its advertising with respect to the Mango Product; (iii) recall the Mango Product; (iv) identify all purchasers of the Mango Product; and (v) establish a fund for the providing for a full refund for all purchasers of the Mango Product. No formal litigation has been initiated against the Company as of this date. On March 23, 2012, the Company received a letter from Vitamin World, Inc. (“Vitamin World”) requesting the Company indemnify Vitamin World for similar claims brought against it by the Breeden Law Firm concerning the Mango Product sold by Vitamin World. The Company’s indemnification obligations to Vitamin World arise from the standard terms and conditions contained in Vitamin World’s distribution agreements. The Company has agreed to indemnify Vitamin World in this matter. The Company believes there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements. The Company’s counsel is in communication with the complainant with regard to the requested label changes and settlement issues.

Arya Tabibnia brought a class action complaint against the Company which was filed on August 6, 2012 in the United States District Court for the Southern District of California (the “Tabibnia Action”), claiming the Company’s sale of its hCG Activator natural hCG alternative (the “Product”) violated the California Consumer Legal Remedies Act and certain other provisions of California state law. The Company also received letters from GNC, Corp. and Vitamin Shoppe, Inc., demanding the Company indemnify them pursuant to their respective vendor agreements. The Company is contractually obligated to indemnify both GNC, Corp. and Vitamin Shoppe, Inc. and will fulfill those responsibilities. The Company believes that there is reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.

Jeffrey Grube brought a class action lawsuit against three firms, including the Company, based on the defendants' alleged marketing, distribution, or sales of products purporting to contain human chorionic gonadotropin ("hCG") or a natural hCG alternative. The case is referred to as Jeffrey Grube v. GNC, iSatori Technologies LLC, and HCG Platinum, LLC, Case No. 11-1005, filed August 4, 2011 in United States District Court, for the Western District of Pennsylvania. Grube claims that the defendants engaged in deceptive trade practices in violation of numerous state consumer protection laws, breached express warranties, and were unjustly enriched. The Company received a letter from GNC Corp., demanding the Company indemnify GNC Corp. pursuant to a distribution agreement between the Company and GNC Corp. The Company is contractually obligated to indemnify GNC Corp and will fulfill that responsibility. The action has been dismissed voluntarily by the plaintiff; the Company believes that the claims represented by this action may ultimately be included in the claims advanced in the Tabibnia Action, described above. As a result, no other actions are planned by the Company on this matter. Accordingly, the range of any possible exposure regarding this particular claim cannot be reasonably estimated as of the date of the financial statements.

D. Tawnsaura brought a class action complaint against the Company and 56 other retailers/distributors for infringement of a patented ingredient “Citriline Malate”. This ingredient is utilized by the Company in certain of its product formulations. The court ordered the plaintiffs to resubmit their complaint and make it legally sufficient, which occurred on October 31, 2012. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff; accordingly, discovery in this matter has been stayed pending the resolution of this issue. The Company believes that there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.

The Company received a demand letter dated August 7, 2012 from the Newport Trial Group of California, claiming the Company’s sale of its hCG Activator product violates the California Consumer Legal Remedies Act. No formal litigation has been initiated against the Company as of this date. Because no further actions have been undertaken in this matter, it is impossible for the Company to estimate the range of any possible loss as of the date of the financial statements.

Thermolife International, LLC brought a complaint against the Company and 44 other retailers/distributors for patent infringement for the use of certain ingredients in products to produce, improve, boost, and to enhance physical performance on April 16, 2013. These ingredients are utilized by the Company in certain of its product formulations. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff. The Company believes there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of these financial statements.

Note 6 – Litigation

The Company is engaged in various legal actions, claims and proceedings arising in the normal course of business, including claims related to breach of contracts, product liabilities and intellectual property matters resulting from the Company’s business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. The following summaries highlight the current status of certain material commercial litigation in which the Company is involved.

Protica, Inc., a former manufacturer of products for the Company, sued the Predecessor Company for an alleged debt in the approximate amount of $384,000 and also unspecified damages for an alleged breach of an exclusive manufacturing agreement. The Company filed counterclaims alleging Protica breached the parties' agreement and the warranties implied therein and fraudulently concealed damage to the product manufactured for it resulting in an FDA recall of its product and loss of a significant portion of its commercial market. The case was filed February 15, 2011 in the United States District Court, Eastern District of Pennsylvania. The Company sought an unspecified amount of direct damages, punitive damages, and attorneys' fees. The Company and Protica, Inc. fully and finally settle this matter effective April 1, 2013. The settlement has been included in the Company’s year-end 2012 financial results.

The Company received a demand letter, dated February 17, 2012, from the Breeden Law firm, claiming the Company’s sale of its African Mango Super Fruit™ diet product, (the “Mango Product”) violated the California Consumer Legal Remedies Act and certain other provisions of California State law. This Letter demanded the Company: (i) substantiate its advertising claims with respect to the Mango Product; (ii) change its advertising with respect to the Mango Product; (iii) recall the Mango Product; (iv) identify all purchasers of the Mango Product; and (v) establish a fund for the providing for a full refund for all purchasers of the Mango Product. No formal litigation has been initiated against the Company as of this date. On March 23, 2012, the Company received a letter from Vitamin World, Inc. (“Vitamin World”) requesting the Company indemnify Vitamin World for similar claims brought against it by the Breeden Law Firm concerning the Mango Product sold by Vitamin World. The Company’s indemnification obligations to Vitamin World arise from the standard terms and conditions contained in Vitamin World’s distribution agreements. The Company has agreed to indemnify Vitamin World in this matter. The Company believes there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements. The Company’s counsel is in communication with the complainant with regard to the requested label changes and settlement issues.

Arya Tabibnia brought a class action complaint against the Company which was filed on August 6, 2012 in the United States District Court for the Southern District of California (the “Tabibnia Action”), claiming the Company’s sale of its hCG Activator natural hCG alternative (the “Product”) violated the California Consumer Legal Remedies Act and certain other provisions of California state law. The Company also received letters from GNC, Corp. and Vitamin Shoppe, Inc., demanding the Company indemnify them pursuant to their respective vendor agreements. The Company is contractually obligated to indemnify both GNC, Corp. and Vitamin Shoppe, Inc. and will fulfill those responsibilities. The Company believes that there is reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.

Jeffrey Grube brought a class action lawsuit against three firms, including the Company, based on the defendants' alleged marketing, distribution, or sales of products purporting to contain human chorionic gonadotropin ("hCG") or a natural hCG alternative. The case is referred to as Jeffrey Grube v. GNC, iSatori Technologies LLC, and HCG Platinum, LLC, Case No. 11-1005, filed August 4, 2011 in United States District Court, for the Western District of Pennsylvania. Grube claims that the defendants engaged in deceptive trade practices in violation of numerous state consumer protection laws, breached express warranties, and were unjustly enriched. The Company received a letter from GNC Corp., demanding the Company indemnify GNC Corp. pursuant to a distribution agreement between the Company and GNC Corp. The Company is contractually obligated to indemnify GNC Corp and will fulfill that responsibility. The action has been dismissed voluntarily by the plaintiff; the Company believes that the claims represented by this action may ultimately be included in the claims advanced in the Tabibnia Action, described above. As a result, no other actions are planned by the Company on this matter. Accordingly, the range of any possible exposure regarding this particular claim cannot be reasonably estimated as of the date of the financial statements.

D. Tawnsaura brought a class action complaint against the Company and 56 other retailers/distributors for infringement of a patented ingredient “Citriline Malate”. This ingredient is utilized by the Company in certain of its product formulations. The court ordered the plaintiffs to resubmit their complaint and make it legally sufficient, which occurred on October 31, 2012. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff; accordingly, discovery in this matter has been stayed pending the resolution of this issue. The Company believes that there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.

The Company received a demand letter dated August 7, 2012 from the Newport Trial Group of California, claiming the Company’s sale of its hCG Activator product violates the California Consumer Legal Remedies Act. No formal litigation has been initiated against the Company as of this date. Because no further actions have been undertaken in this matter, it is impossible for the Company to estimate the range of any possible loss as of the date of the financial statements.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 - Income Taxes

For the three months ended March 31 2013 and 2012, the Company recognized income tax expense of $10,134 and $254,734, respectively.

At March 31, 2013 management believes there are no uncertain tax liabilities.

Note 7 – Income Taxes

As noted above, the Predecessor Company converted from a limited liability company to a corporation on June 1, 2011. For the five months ending May 31, 2011, the taxable income (or loss) of the Predecessor Company, a limited liability company, was allocated to its sole member. Therefore, no provision or liability for income taxes has been included in these financial statements for these relevant periods when the Predecessor Company was in existence. As a result of the June 1, 2011 conversion, on that date the Company recorded a net deferred tax asset of $274,489, by a credit to income tax expense, for temporary differences between financial reporting and the income tax basis of the existing assets and liabilities at that date.

For the year ended December 31 2012, the Company recognized income tax benefit of $737, which reflects the adjustment of the above mentioned net tax asset in the amount of $67,083, offset by the net tax expense of the year totaling $66,346. For the year ended December 31, 2011, the Company recognized a net income tax benefit of $225,450.

At December 31, 2012, management believes there are no uncertain tax liabilities. The Company recognizes interest and penalties related to uncertain tax positions in income tax (benefit)/expense. No interest and penalties related to uncertain tax positions were accrued at December 31, 2012.

The Company files income tax returns in U.S. federal jurisdiction and various states. There are currently no federal or state income tax examinations underway for these jurisdictions. The 2012 tax year remains open to examination by taxing jurisdictions to which the Company is subject.

Income tax provision for the periods December 31, 2012 and December 31, 2011 consists of the following:

	12/31/2012	12/31/2011
Current Tax expense (benefit)	$67,820	$26,794
Deferred Tax Expense (benefit):
Effect of change in tax status		(274,489)
Change in net deferred tax asset	(67,083)	22,245
Deferred tax benefit	(67,083)	(252,244)
Total income tax expense (benefit)	737	(225,450)

The reconciliation of the results of applying the Company's effective statutory federal income tax rate of 35% for December 31, 2012 and December 31, 2011 to the Company's income before taxes and the Company's provision for income taxes is as follows:

	12/31/2012	12/31/2011
Federal Income Taxes	35.0%	35.0%
State Income Taxes	3.0%	3.0%
Permanent Items	-1.6%	5.1%
Current Year Losses not utilized	36.5%	0.0%
Foreign tax credit, net of credit	0.0%	1.3%
Effect of change in tax status	0.0%	-72.7%
Nontaxable (income) loss of LLC	0.0%	-30.1%
Tax Bracket Rate Benefit and other	0.0%	-1.4%
	0.0%	-59.8%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management believes it is not "more-likely-than-not" that the Company will realize the benefits of the net operating losses at December 31, 2012. The Company’s deferred tax valuation allowance of $11,041,594 reflected below is an increase of $10,972,559 as there was no valuation allowance recorded as of December 31, 2011.

The components of the deferred tax assets, net of deferred tax liabilities for each period are:

	12/31/2012	12/31/2011
Inventory	17,150	13,553
Goodwill and other intangibles	-	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	-
Net Operating Loss	11,041,594	-
NOL Valuation Allowance	(11,041,594)	-
Other	1,087	-
Deferred Tax Assets	333,411	302,934

Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	-
Prepaid Expenses	(58,053)	(9,688)
Other	-	-
Deferred Tax Liabilities	(116,534)	(50,689)

Net Deferred Tax Asset	216,877	252,245

At December 31, 2012, the Company had $28,730,000 of cumulated net operating loss carryforwards before application of Internal Revenue Code 382 limitations for federal income tax purposes that were available to offset future taxable income through the year 2032.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

Note 6- Stockholders’ Equity

At March 31, 2013, there were 12,622,756 shares of common stock, par value $.01 per share, outstanding for the Company.

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company’s common stock to eight management employees with an initial exercise price of $0.38 per share and which contain various vesting schedules and expiration dates. Upon completion of the Merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement.

Effective February 16, 2012, in connection with the $250,000 Convertible Promissory Note dated October 15, 2010 between the Company and James and Kristin Black, the Company exchanged 493,252 Common Shares of stock for the cancellation of the Note Payable. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

Warrant Grants

As of March 31, 2013, there were common stock warrants outstanding to purchase aggregate shares of common stock pursuant to the warrant grants described below. On November 1, 2010, the Company issued warrants to purchase 150,000 shares of the common stock of the Company to Transition Partners, Limited with a an indeterminable exercise price per share in connection with a consulting services agreement. These warrants were subject to a conditional vesting schedule, in one-third increments. As of December 31, 2010, the first 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. On June 17, 2011, the second 50,000 of these warrants were fully vested and due to expire on November 1, 2013. On April 6, 2012 the third 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. Upon completion of and in accordance with the terms of the Merger, the total number of warrants to purchase such shares was reduced to 123,563 and the per share exercise price was fixed at $0.57 per share. In addition, the expiration of the warrants was extended to July 31, 2015.

On June 17, 2011 the Company also issued warrants to purchase 50,000 shares of the common stock of the Company to AVIDBank Corporate Finance, a division of AVIDBank, with an exercise price equal to one-hundredth of a dollar in connection with the $1.0 million revolving line of credit arrangement (See Note 8, Revolving Lines of Credit and Related Interest). These warrants are fully vested and expire on June 17, 2016. Upon completion of the Merger, the total number of warrants to purchase such shares was reduced to 33,401 and the per share exercise price remained the same.

On July 15, 2011 the Company also issued warrants to purchase 3% of fully diluted shares of the common stock of the Company to Breakwater Structured Growth Opportunity Fund, L.P., with an imputed exercise price equal to approximately one-hundredth of a dollar in connection with the $1.025 million subordinated mezzanine loan arrangement (See Note 9, Long Term Indebtedness and Interest). These warrants are fully vested and expire on June 15, 2016. In accordance with the terms of the Merger, the total number of warrants to purchase such shares was increased from 328,411 shares to 420,549 and the per share exercise price remained the same.

Included in the aforementioned Breakwater warrant, was an obligation by the Company to, among other things, honor an irrevocable put right through which the Company agreed to purchase up to the 3% of fully diluted shares of its common stock underlying the warrant, which expires on July 15, 2016 (See Note 9, Long Term Indebtedness and Interest). Upon completion of the Merger, the irrevocable put right was removed.

Made effective January 1, 2013, the Company entered into a one year agreement, subject to quarterly cancellation at the Company’s sole discretion, with Microcap Headlines, Inc. In connection with this agreement, the Company issued warrants to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $2.25 per share. These warrants were subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company’s sole discretion. The first increment was granted and fully vested on January 1, 2013, and the second increment was granted and fully vested on April 1, 2013. All vested warrants expire on January 1, 2018.

Option Grant

On September 6, 2012, the Company entered into a one year investor relations consulting contract with RJ Falkner & Company, Inc (“RJ Falkner”), which includes a grant to R. Jerry Falkner, the owner of RJ Falkner, as an individual, a five year option to purchase 125,000 of share of common stock and an exercise price of $2.25 per share. These options were subject to a conditional vesting schedule, in one-fourth increments. The first installment vested and became exercisable upon execution of the consulting contract on September 6, 2012. The second installment upon the publication of the first “Research Profile” report, which was completed November 30, 2012, The third installment vested on February 28, 2013, 90 days following the publication of the aforementioned report, and the fourth installments will vest 180 days following the publication of the report. As of March 31, 2013, the three of the four increments were fully vested for a total of 93,750 shares are due to expire on September 5, 2017.

Effective September 28, 2012, the Company issued options to purchase 54,479 shares of the Company’s common stock to ten employees with an exercise price of $2.25 per share and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

Effective November 30, 2012, the Company issued options to purchase 100,000 shares of the Company’s common stock to two consultants with an exercise price of $2.50 per share and were subject to a three year vesting schedule, in one-third increments. The first vesting period begins on November 30, 2013. These options are due to expire on November 30, 2022.

In developing a fair value for the Avid option at March 31, 2013, the Company used a current stock value of $2.85 per share, which represents a discount of 24% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Marketability. The Company, in developing a fair value for the Breakwater warrant obligation at March 31, 2013, used a current stock value of $1.88 per share, which represents a discount of 50% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Liquidity. In developing a fair value for the Microcap option at January 1, 2013, the Company used a current stock value of $2.28 per share and for the RJ Falkner warrant obligation at February 28, 2013, used a current stock price of $2.06, both which represents a discount of 24% from the quoted stock price for Lack of Marketability. Other assumptions used in the above valuations include (a) risk-free interest rate of 0.36-0.77% based on duration, (b) weighted average expected terms ranging from 3.25 to 4.75 years; (c) weighted average expected stock volatility of 45.95 % and (e) expected dividends of 0%. These valuations resulted in an expense of $50,777 under Administrative expenses and $178,844 under other income (expense) included in the Statement of Operations for the three month period ended March 31, 2013.

Note 8 – Stockholders’ Equity

At December 31, 2012, there were 12,622,756 shares of common stock, par value $.01 per share, outstanding for the Company

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company’s common stock to eight management employees with an initial exercise price of $0.38 per share and which contain various vesting schedules and expiration dates. Upon completion of the merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement.

Effective February 16, 2012, in connection with the $250,000 Convertible Promissory Note dated October 15, 2010 between the Company and James and Kristin Black, the Company exchanged 493,252 Common Shares of stock for the cancellation of the Note Payable. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

Warrant Grants

As of December 31, 2012, there were common stock warrants outstanding to purchase aggregate shares of common stock pursuant to the warrant grants described below. On November 1, 2010, the Company issued warrants to purchase 150,000 shares of the common stock of the Company to Transition Partners, Limited with a an indeterminable exercise price per share in connection with a consulting services agreement. These warrants were subject to a conditional vesting schedule, in one-third increments. As of December 31, 2010, the first 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. On June 17, 2011, the second 50,000 of these warrants were fully vested and due to expire on November 1, 2013. On April 6, 2012 the third 50,000 of these warrants were fully vested and were due to expire on November 1, 2013. Upon completion of and in accordance with the terms of the Merger, the total number of warrants to purchase such shares was reduced to 123,563 and the per share exercise price was fixed at $0.57 per share. In addition, the expiration of the warrants was extended to July 31, 2015.

On June 17, 2011 the Company also issued warrants to purchase 50,000 shares of the common stock of the Company to AVIDBank Corporate Finance, a division of AVIDBank, with an exercise price equal to one-hundredth of a dollar in connection with the $1.0 million revolving line of credit arrangement (See Note 8, Revolving Lines of Credit and Related Interest). These warrants are fully vested and expire on June 17, 2016. Upon completion of the Merger, the total number of warrants to purchase such shares was reduced to 33,401 and the per share exercise price remained the same.

On July 15, 2011 the Company also issued warrants to purchase 3% of fully diluted shares of the common stock of the Company to Breakwater Structured Growth Opportunity Fund, L.P., with an imputed exercise price equal to approximately one-hundredth of a dollar in connection with the $1.025 million subordinated mezzanine loan arrangement (See Note 9, Long Term Indebtedness and Interest). These warrants are fully vested and expire on June 15, 2016. In accordance with the terms of the Merger, the total number of warrants to purchase such shares was increased from 328,411 shares to 420,549 and the per share exercise price remained the same.

Included in the aforementioned Breakwater warrant, was an obligation by the Company to, among other things, honor an irrevocable put right through which the Company agreed to purchase up to the 3% of fully diluted shares of its common stock underlying the warrant, which expires on July 15, 2016 (See Note 9, Long Term Indebtedness and Interest). Upon completion of the Merger, the irrevocable put right was removed.

Option Grant

On September 6, 2012, the Company entered into a one year investor relations consulting contract with RJ Falkner & Company, Inc (“RJ Falkner”), which includes a grant to R. Jerry Falkner, the owner of RJ Falkner, as an individual, a five year option to purchase 125,000 of share of common stock and an exercise price of $2.25 per share. These options were subject to a conditional vesting schedule, in one-fourth increments. The first installment vested and became exercisable upon execution of the consulting contract on September 6, 2012. The second installment upon the publication of the first “Research Profile” report, which was completed November 30, 2012, The third and fourth installments will vest at 90 and 180 days following the publication of the aforementioned report. As of December 31, 2012, the two of the four increments were fully vested for a total of 62,500 shares are due to expire on September 5, 2017.

Effective September 28, 2012, the Company issued options to purchase 54,479 shares of the Company’s common stock to ten employees with an exercise price of $2.25 per share and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

Effective November 30, 2012, the Company issued options to purchase 100,000 shares of the Company’s common stock to two consultants with an exercise price of $2.50 per share and were subject to a three year vesting schedule, in one-third increments. The first vesting period begins on November 30, 2013. These options are due to expire on November 30, 2022.

In developing a fair value for the Avid warrant obligation at December 31, 2012, the Company used a current stock value of $2.28 per share, which represents a discount of 24% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Marketability. The Company, in developing a fair value for the Breakwater warrant obligation at December 31, 2012, used a current stock value of $1.50 per share, which represents a discount of 50% from the quoted stock price. This reduction was based on the application of a Discount for Lack of Liquidity. Other assumptions used in the above valuations include (a) risk-free interest rate of 0.36% based on duration, (b) weighted average expected terms ranging from 3.5 to 3.58 years; (c) weighted average expected stock volatility of 45.94 % and (e) expected dividends of 0%.

The values of the other various warrants and options have been measured utilizing the Black-Scholes model as of December 31, 2012. The assumptions used in this valuation included: (a) risk-free interest rate ranging from 0.36-1.78% based on duration, (c) weighted average expected terms ranging from 2.58 years to 10 years; (d) weighted average expected stock volatility ranging from 43.84-48.97 % and (e) expected dividends of 0%. These valuations resulted in an annual 2012 expense of $858,398 included in the Statement of Operations.

February 2012 Management Options

Effective February 16, 2012, the Company issued options to purchase 1,233,129 shares of the Company stock to eight management employees, having an initial exercise price of $0.38, and which contain various vesting schedules and expiration dates. Upon completion of the merger, the total number of options to purchase such shares was reduced to 823,757 and the per share exercise price was correspondingly adjusted to $0.573 per share in accordance with the terms of the Merger Agreement

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $61,495, which was expensed in full on the date of the grant. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$0.383
Expected dividends	0%
Expected volatility	45.85%
Risk fee interest rate	2.23%
Expected life of option	5-7 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity, which reflects the converted amounts per the Merger Agreement:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	823,757		$0.573	4.65 years
Exercised	-
Forfeited/Cancelled	50,102	$
Balance – December 31, 2012 – outstanding	773,655		$0.573	4.65 years
Balance – December 31, 2012 – exercisable	623,350		$0.573	4.65 years

Outstanding options held by related parties – 2012	776,655
Exercisable options held by related parties – 2012	623,350

2012 Performance Incentive Plan

On September 27, 2012, the Company's board of directors approved the 2012 Performance Incentive Plan (the Plan”). The Plan allows the Company to promote the success of the Corporation and to increase stockholder value by providing an additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Code. Only stock options granted to employees qualify for incentive stock option treatment. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The Plan is administered by the Plan Administrator, being the Board or one or more committees appointed by the Board or another committee (within its delegated authority) to administer all or certain aspects of this Plan. The Administrator has full and exclusive power within the limitations set forth in the Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the Plan.

On September 28, 2012, the Company issued options to purchase 54,519 shares of the Company stock to ten employees, having an exercise price of $2.25, and which contain three year vesting schedules of 1/3 each year through September 2015. These options are due to expire on September 27, 2022.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $51,978, which will be expensed over the three year vesting period. The expense realized for the year ending December 31, 2012 was $1,999. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$2.25
Expected dividends	0%
Expected volatility	43.84%
Risk fee interest rate	Between 0.72-1.18%
Expected life of option	5.5-6.5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	54,519		$2.25	9.75 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	54,519		$2.25	9.75 years
Balance – December 31, 2012 – exercisable	54,519		$2.25	9.75 years

Outstanding options held by related parties – 2012	54,519
Exercisable options held by related parties – 2012	-

Contractor Options

During the year ended December 31, 2012, the Company issued options to purchase 225,000 shares of the Company stock to outside contractors, having an exercise price ranging between $2.25 and $2.50, and which contain various vesting schedules and expiration dates.

The Company applied fair value accounting for all share based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model, for a total valuation of $199,014, which was expensed in full on the date of the grant. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2012 are as follows:

Exercise price	$2.25-2.50
Expected dividends	0%
Expected volatility	45.94-48.97%
Risk fee interest rate	0.62-1.78%
Expected life of option	5-10 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity, which reflects the converted amounts per the Merger Agreement:

	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-
Granted	225,000		$2.36	7.08 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	225,000		$2.36	7.08 years
Balance – December 31, 2012 – exercisable	62,500		$2.25	4.75 years

The Company had previously valued the AVIDBank and Breakwater warrants using a model that did not include the quoted stock price as an input, and has determined that the model described above should have been used in valuing these warrants for the quarters ended June 30, 2012 and September 30, 2012. The following summarizes the effects of this change.

	June 30, 2012		September 30, 2012
	As previously reported	As adjusted	As previously reported	As adjusted
Derivative Liability	140,132	550,994	128,422	527,206
Stockholders’ Equity	4,291,027	3,880,165	3,774,716	3,375,932

Net Income:
Three months ended June 30,2012	(251,838)	(662,704)
Six months ended June 30,2012	161,028	(249,834)
Three months ended September 30,2012			(518,768)	(506,690)
Six months ended September 30,2012			(357,735)	(756,519)

Net income/loss per share:
Three months ended June 30,2012	$(0.02)	$(0.05)
Six months ended June 30,2012	$0.01	$(0.02)
Three months ended September 30,2012			$(0.04)	$(0.04)
Six months ended September 30,2012			$(0.03)	$(0.07)

The Company assumed the 1,069,587 outstanding warrants to purchase shares of Common Stock which were issued by Integrated in fiscal years 2009 and before. Of these, 17,230 expired on July 29, 2012 and the remainders expire on May 31, 2014.

Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Preferred Stock
Convertible Preferred Stock

Note 7 - CONVERTIBLE PREFERRED STOCK

In connection with the Merger, the Company assumed into its capital structure the convertible stock originally issued by Integrated. Accordingly, at March 31, 2013, the Company’s convertible preferred stock, $0.01 par value per share, consisted of the following:

	Par Value	Shares Outstanding	Liquidation Preference
Series A $20	$95	9,500	$190,000
Series D $20	130	13,000	260,000
	$225	22,500	$450,000

Series A $20 Convertible Preferred Stock. At March 31, 2013, the Company had 9,500 shares of its Series A $20 Convertible Preferred Stock (the “Series A Preferred”) outstanding. Holders of the Series A Preferred are not entitled to receive any dividends, and have no voting rights unless otherwise required pursuant to Delaware law. Each share of the Series A Preferred may, at the option of the Company, be converted into the equivalent of one-fifth (1/5th) of a share of common stock at any time after (i) the closing bid price of the common stock is at least $2.00 for at least 20 trading days during any 30 consecutive trading day period, and (ii) the shares of common stock to be received on conversion have been registered or otherwise qualified for sale under applicable securities laws. The holders of the Series A Preferred have the right to convert each share into the equivalent of one-fifth (1/5th) of a share of common stock at any time. Upon any liquidation, dissolution, or winding up of the Company, the holders of the Series A Preferred are entitled to receive $20 per share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series A Preferred will at the same time be similarly exchanged or changed into such consideration as is equal to four times the amount of consideration to be received for each share of common stock.

Series D $20 Convertible Preferred Stock. At March 31, 2013 the Company had 13,000 shares of its Series D $20 Convertible Preferred Stock (the “Series D Preferred”) outstanding. Holders of the Series D Preferred are entitled to receive, out of funds of the Company legally available, dividends at the annual rate of $1.80 per annum per share.

The Company may redeem the Series D Preferred upon not less than 30 days’ notice, in whole or in part, for an amount of $20 per share plus all accrued but unpaid dividends applicable to such share. After notice and prior to the expiration of the 30-day notice period, holders of the Series D Preferred will have the option to convert the Series D Preferred into common stock prior to the redemption. Each share of the Series D Preferred may, at the option of the Company, be converted into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80 at any time after (i) the closing bid price of the common stock exceeds $200.00 for 20 consecutive trading days, and (ii) the Company has sustained positive earnings per share of common stock for the two previous fiscal quarters. The holders of the Series D Preferred have the right to convert each share at any time into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80. The holders of the Series D Preferred are entitled to receive $20 per share plus any accrued and unpaid dividends on such share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series D Preferred will at the same time be similarly exchanged or changed into the aggregate amount of stock as would have been received had the holder converted such shares immediately prior to the transaction.

Note 9 – CONVERTIBLE PREFERRED STOCK

In connection with the Merger, the Company assumed into its capital structure the convertible stock originally issued by Integrated. Accordingly, at December 31, 2012, the Company’s convertible preferred stock, $0.01 par value per share, consisted of the following:

	Par Value	Shares Outstanding	Liquidation Preference
Series A $20	$95	9,500	$190,000
Series D $20	130	13,000	260,000
	$225	22,500	$450,000

Series A $20 Convertible Preferred Stock. At December 31, 2012, the Company had 9,500 shares of its Series A $20 Convertible Preferred Stock (the “Series A Preferred”) outstanding. Holders of the Series A Preferred are not entitled to receive any dividends, and have no voting rights unless otherwise required pursuant to Delaware law. Each share of the Series A Preferred may, at the option of the Company, be converted into the equivalent of one-fifth (1/5th) of a share of common stock at any time after (i) the closing bid price of the common stock is at least $2.00 for at least 20 trading days during any 30 consecutive trading day period, and (ii) the shares of common stock to be received on conversion have been registered or otherwise qualified for sale under applicable securities laws. The holders of the Series A Preferred have the right to convert each share into the equivalent of one-fifth (1/5th) of a share of common stock at any time. Upon any liquidation, dissolution, or winding up of the Company, the holders of the Series A Preferred are entitled to receive $20 per share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series A Preferred will at the same time be similarly exchanged or changed into such consideration as is equal to four times the amount of consideration to be received for each share of common stock.

Series D $20 Convertible Preferred Stock. At December 31, 2012 the Company had 13,000 shares of its Series D $20 Convertible Preferred Stock (the “Series D Preferred”) outstanding. Holders of the Series D Preferred are entitled to receive, out of funds of the Company legally available, dividends at the annual rate of $1.80 per annum per share.

The Company may redeem the Series D Preferred upon not less than 30 days’ notice, in whole or in part, for an amount of $20 per share plus all accrued but unpaid dividends applicable to such share. After notice and prior to the expiration of the 30-day notice period, holders of the Series D Preferred will have the option to convert the Series D Preferred into common stock prior to the redemption. Each share of the Series D Preferred may, at the option of the Company, be converted into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80 at any time after (i) the closing bid price of the common stock exceeds $200.00 for 20 consecutive trading days, and (ii) the Company has sustained positive earnings per share of common stock for the two previous fiscal quarters. The holders of the Series D Preferred have the right to convert each share at any time into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80. The holders of the Series D Preferred are entitled to receive $20 per share plus any accrued and unpaid dividends on such share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series D Preferred will at the same time be similarly exchanged or changed into the aggregate amount of stock as would have been received had the holder converted such shares immediately prior to the transaction.

Revolving Line of Credit and Related Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving Line of Credit and Related Interest

Note 8 - Revolving Line of Credit and Related Interest

On June 17, 2012, the Company extended a $1.0 million revolving line of credit with a lender, with interest due monthly at the rate equal to prime plus 1.25% with a floor of 7.0% for one month, which was originally entered into on June 17, 2011. The line of credit was collateralized by the Company’s accounts receivable, inventory, contract rights and general intangibles. The Company’s line of credit agreement contains certain restrictive covenants including the prohibition of the payment of distributions to members or stockholders other than for the payment of income taxes and certain affirmative covenants including maintenance of certain financial ratios related to its financial performance as defined in the line of credit agreement. For the quarter ended December 31, 2011, the Company failed to meet its Minimum Net Income Covenant. A waiver from the lender was obtained. At December 31, 2011 advances of $785,044 were outstanding under the credit agreement. The balance lender bank had not set a requirement for the Minimum Net Income Covenant for 1st quarter. At March 31, 2012 advances of $951,780 were outstanding under the credit agreement. This revolving line of credit has subsequently been paid in full on July 16, 2012 with proceeds from a new credit agreement and all liens released.

The Company entered into a new Credit Agreement with Colorado Business Bank West of Denver, Colorado (the “New Credit Agreement”) on July 16, 2012, and in connection with the entrance into the New Credit Agreement, terminated its commitments under its existing credit agreement with Avidbank Corporate Finance, a division of AvidBank. Borrowings under the New Credit Agreement will be used to provide ongoing working capital and for other general corporate purposes of the Company and its subsidiaries. For the year ended December 31, 2012, the Company failed to meet its Minimum Tagible Net Equity Covenant for the month of December, 2012. The Company received an accommodation from Colorado Business Bank in the form of a waiver for the fiscal year ended December 31, 2012. Additionally, Colorado Business Bank agreed to modify the affirmative covenant of minimum tangible equity capital to not less than $2,500,000 through the end of the agreement in July 2013. The loan is currently classified as a current liability.

The New Credit Agreement provides a revolving commitment to the Company of $1,500,000, which increased the Company’s previous borrowing capacity by fifty percent. Amounts outstanding under the New Credit Agreement will be reflected in a promissory note with a principal balance of $1,500,000 and a maturity date of July 16, 2013 (the “Promissory Note”). The principal balance on the Promissory Note will note bear interest at the one month USD LIBOR rate measured not more often than once per month (the “Index”). Interest on any unpaid balance under the promissory note will bear interest at the Index plus 3.750% with a minimum interest rate of 4.000% per annum. The outstanding balance as of March 31, 2013 is $1,173,155.

Note 10 - Revolving Line of Credit and Related Interest

On June 17, 2012, the Company extended a $1.0 million revolving line of credit with a lender, with interest due monthly at the rate equal to prime plus 1.25% with a floor of 7.0% for one month, which was originally entered into on June 17, 2011. The line of credit was collateralized by the Company’s accounts receivable, inventory, contract rights and general intangibles. The Company’s line of credit agreement contains certain restrictive covenants including the prohibition of the payment of distributions to members or stockholders other than for the payment of income taxes and certain affirmative covenants including maintenance of certain financial ratios related to its financial performance as defined in the line of credit agreement. For the quarter ended December 31, 2011, the Company failed to meet its Minimum Net Income Covenant. A waiver from the lender was obtained. At December 31, 2011 advances of $785,044 were outstanding under the credit agreement. The lender bank had not set a requirement for the Minimum Net Income Covenant for 1st or 2nd quarter. This revolving line of credit has subsequently been paid in full on July 16, 2012 with proceeds from a new credit agreement and all liens released.

The Company entered into a new Credit Agreement with Colorado Business Bank West of Denver, Colorado (the “New Credit Agreement”) on July 16, 2012, and in connection with the entrance into the New Credit Agreement, terminated its commitments under its existing credit agreement with Avidbank Corporate Finance, a division of AvidBank. Borrowings under the New Credit Agreement will be used to provide ongoing working capital and for other general corporate purposes of the Company and its subsidiaries. For the year ended December 31, 2012, the Company failed to meet its Minimum Tagible Net Equity Covenant for the month of December, 2012. The Company is currently in communications with the bank to obtain a waiver but it is uncertain as to whether the Company will be able to obtain the waiver. The loan is currently classified as a current liability.

The New Credit Agreement provides a revolving commitment to the Company of $1,500,000, which increased the Company’s previous borrowing capacity by fifty percent. Amounts outstanding under the New Credit Agreement will be reflected in a promissory note with a principal balance of $1,500,000 and a maturity date of July 16, 2013 (the “Promissory Note”). The principal balance on the Promissory Note will note bear interest at the one month USD LIBOR rate measured not more often than once per month (the “Index”). Interest on any unpaid balance under the promissory note will bear interest at the Index plus 3.750% with a minimum interest rate of 4.000% per annum. The outstanding balance as of December 31, 2012 is $1,173,155.

Long-Term Indebtedness and Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Long-Term Indebtedness and Interest

Note 9 - Long-Term Indebtedness and Interest

In October, 2010, the Company entered into a $250,000 long-term debt arrangement (the “Note”) with an unrelated private investor, with interest due monthly at the rate equal to 10%. The principal amount of the Note was required by the Predecessor Company to be repaid in full on its first anniversary. However, at that time, if the Predecessor Company had not entered into a satisfactory subsequent financing arrangement, in the sole discretion of the investor, the $250,000 Note could be immediately called and would be due and payable. The holder of the Note had the option to then either convert the Note into a three-year term loan or convert the Note into shares of common stock in the Predecessor Company. The holder of the Note had 15 months from the first anniversary of the making of the Note to make this decision, that is, until December 31, 2012. Subsequently, in February, 2012, the Note holder agreed that all previous new financing contingencies had been met and consented to convert the Note into 493,252 shares of common stock of the Company in complete and total satisfaction of the Note. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

On July 15, 2011, the Company entered into a $1,025,000 subordinated mezzanine loan (the “Mezzanine Loan”) with a maturity date of three years. Interest is due monthly at the rate equal to 12%. In addition, the net proceeds received by the Company from this Mezzanine Loan was $850,000, giving effect to the original issue discount (“OID”) required by the lender. On April 5, 2012 the above mentioned note was paid in full, including the remaining amount for the OID discount under this arrangement, for a total payment of $833,640. For the nine months ended June 30, 2012, the Company had made payments of $887,929 (including taking into account the OID discount under this arrangement).

Note 11 - Long-Term Indebtedness and Interest

In October, 2010, the Company entered into a $250,000 long-term debt arrangement (the “Note”) with an unrelated private investor, with interest due monthly at the rate equal to 10%. The principal amount of the Note was required by the Predecessor Company to be repaid in full on its first anniversary. However, at that time, if the Predecessor Company had not entered into a satisfactory subsequent financing arrangement, in the sole discretion of the investor, the $250,000 Note could be immediately called and would be due and payable. The holder of the Note had the option to then either convert the Note into a three-year term loan or convert the Note into shares of common stock in the Predecessor Company. The holder of the Note had 15 months from the first anniversary of the making of the Note to make this decision, that is, until December 31, 2012. Subsequently, in February, 2012, the Note holder agreed that all previous new financing contingencies had been met and consented to convert the Note into 493,252 shares of common stock of the Company in complete and total satisfaction of the Note. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

On July 15, 2011, the Company entered into a $1,025,000 subordinated mezzanine loan (the “Mezzanine Loan”) with a maturity date of three years. Interest is due monthly at the rate equal to 12%. In addition, the net proceeds received by the Company from this Mezzanine Loan was $850,000, giving effect to the original issue discount (“OID”) required by the lender. On April 5, 2012 the above mentioned note was paid in full, including the remaining amount for the OID discount under this arrangement, for a total payment of $833,640. For the nine months ended June 30, 2012, the Company had made payments of $887,929 (including taking into account the OID discount under this arrangement).

Fair Value Measurements and Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements and Disclosures

Note 10 - Fair Value Measurements and Disclosures

The Company follows ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for using fair value to measure assets and liabilities, and expands disclosures about fair value measurements. The statement establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1: Quoted prices are available in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or

Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

ASC 820 requires financial assets and liabilities to be classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

For the purposes of marketable securities where there is a an active market, the Company uses the quoted prices available for the identical asset or liability. As of December 31, 2012, the Company had $965,886 in a highly liquid investment account and $29,338 assets held for sale valued using the Level 1 mark-to-market approach.

The inputs used in the fair value measurements categorized within Level 3 include the stock price at the valuation date, the exercise price of the warrant, the expected period of time the warrant will be outstanding, the annual volatility of the underlying stock price, the annual yield rate of quarterly dividends, and the risk free rate of interest relevant to the expected time period the warrant will be outstanding.

The following table represents the Company’s warrant derivative liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	March 31, 2013				December 31, 2012
	Level 1	Level 2		Level 3	Level 1	Level 2		Level 3
Warrant Derivative Liability	$0	$		$880,696	$0	$		$701,852
Beginning of Period	-		-	701,852	-		-	92,606
Additions	-		-	-	-		-	-
Deletions	-		-	-	-		-	-
Revisions	-		-	178,844	-		-	609,246
End of Period	$0	$		$880,696	$0	$		$701,852

Note 12 – Fair Value Measurements and Disclosures

The Company follows ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for using fair value to measure assets and liabilities, and expands disclosures about fair value measurements. The statement establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1: Quoted prices are available in active markets for identical assets or liabilities.

Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or

Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

ASC 820 requires financial assets and liabilities to be classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

For the purposes of marketable securities where there is an active market, the Company uses the quoted prices available for the identical asset or liability. As of December 31, 2012, the Company had $965,886 in a highly liquid investment account and $29,338 assets held for sale valued using the Level 1 mark-to-market approach.

The inputs used in the fair value measurements categorized within Level 3 include the stock price at the valuation date, the exercise price of the warrant, the expected period of time the warrant will be outstanding, the annual volatility of the underlying stock price, the annual yield rate of quarterly dividends, and the risk free rate of interest relevant to the expected time period the warrant will be outstanding.

The following table represents the Company’s warrant derivative liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Warrant Derivative Liability	$-	$-	$701,852	$-	$-	$92,606

Beginning of Period	-	-	92,606	-	-	-
Additions	-	-	-	-	-	59,239
Deletions	-	-	-	-	-	-
Revisions	-	-	609,246	-	-	33,367
End of Period	$-	$-	$701,852	$-	$-	$92,606

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 13 – Supplemental Cash Flow Information

The Company remitted cash payments for federal and state income taxes of $71,000 for the period from June 1, 2011 through December 31, 2011. In addition, the Company remitted cash payments for interest expense related to outstanding debt of $171,853 and $57,259 for the years ended December 31, 2011 and 2010.

The Company converted $115,204 of vendor payables into notes payable during the years ended December 31, 2011

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

On April 30, 2013, the Company filed an S-1 registration statement with the U.S. Securities and Exchange Commission covering 12.4 million shares of its common stock. The majority of these shares have been outstanding and were previously issued in connection with the Company's merger (the "Merger") with and into Integrated Security Systems, Inc. on April 5, 2012. Such shares are being registered pursuant to an investor rights agreement entered into in connection with the Merger. The shares being registered include shares owned by the Company's founder and CEO, Stephen Adele (approximately 6.4 million), as well as other shares and shares underlying various derivative instruments held by early Company investors. To the Company's knowledge, no selling shareholders listed in the S-1 has immediate plans to sell their shares.

In addition, the Company has also filed two S-8 registration statements covering, in total, 1.4 million additional shares of its common stock. These shares are issuable under the two Company's separate employee stock option plans. The shares may be issuable over the next several years based on the direction of the Company's board of directors and the Company's personnel recruiting and retention needs. There is no present intention of any of the Company's employees to resell shares issuable under these plans, or underlying the stock options available to such employees.

Note 14 – Subsequent Events

As mentioned in Note 1, under the Lease section, the Company signed an amendment to its facility lease as of November 1, 2012, which extends its original lease of 7,120 square feet for a term of four years and three months. This lease also includes the expansion of the facility for an additional 2,924 square feet, which will be assumed upon the satisfactory completion of the build-out per the Company, which was complete in the first quarter of 2013.

As mentioned in Note 1, under the Notes Receivable section, the Company novated a note receivable which was entered into in December, 2010, for the sale of a dormant product line of vitamins, A new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at December 31, 2012, and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the receivable balance.

Made effective January 1, 2013, the Company entered into a one year agreement, subject to quarterly cancellation at the Company’s sole discretion, with Microcap Headlines, Inc. In connection with this agreement, the Company issued warrants to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $2.25 per share. These warrants were subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company’s sole discretion. The first increment was granted and fully vested on January 1, 2013, and the second increment was granted and fully vested on April 1, 2013. All vested warrants expire on January 1, 2018.

Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Nature of Business

Organization and Nature of Business

iSatori Technologies, LLC (the “Predecessor Company”) was formed under the laws of the State of Colorado on June 14, 2004. On June 1, 2011, LS7 Products, LLC (d/b/a iSatori Global Technologies, LLC), a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“LS7”), Eat-Smart, LLC a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Eat-Smart”), and Energize Solutions, LLC, a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Energize”), were merged with and into the Predecessor Company and Right Lane Publishing Inc., a Colorado subchapter S corporation and wholly owned subsidiary of the Predecessor Company (“Right Lane”), was distributed to Stephen Adele Enterprises, Inc., the Predecessor Company’s sole shareholder (collectively, the “Reorganizations”). On June 1, 2011, after consummation of the Reorganizations, the Predecessor Company converted to a corporation pursuant to the laws of the State of Colorado changing its name to iSatori Technologies, Inc. ( “iSatori Technologies”).

On April 5, 2012, iSatori Acquisition Corp. (“Merger Sub”), a Delaware corporation and wholly-owned subsidiary of Integrated Security Systems, Inc (“Integrated”), consummated a merger (the “Merger”) with iSatori Technologies, pursuant to a Merger Agreement, dated as of February 17, 2012, by and among Integrated, Merger Sub and iSatori Technologies (the “Merger Agreement”). Pursuant to the Merger Agreement, iSatori Technologies was merged with and into Merger Sub with iSatori Technologies surviving as a wholly-owned subsidiary of Integrated.

Upon completion of the Merger, the holders of iSatori Technologies’ common stock, and holders of equity instruments convertible into shares of iSatori Technologies’ common stock, received an aggregate of approximately 8,410,973 shares of Integrated common stock.

On June 29, 2012, Integrated completed a “short form” merger under §253 of the Delaware General Corporation Law pursuant to which iSatori Technologies was merged with and into Integrated with Integrated continuing as the surviving corporation. In connection with the merger, Integrated changed its name to iSatori, Inc. The trading symbol of the Company on OTCBB is “IFIT”.

Prior to the Merger, Integrated was a company with virtually no operations. The Merger was accounted for as the equivalent to the issuance of stock by iSatori Technologies for the net monetary assets of Integrated. The accompanying financial statements therefore include the consolidated results of operations of iSatori Technologies and Integrated for periods subsequent to the Merger, and iSatori Technologies only for periods prior to the Merger. References to the financial operations of iSatori Technologies and the Predecessor Company are noted for the respective reporting periods as noted above. Unless otherwise specifically indicated, references to the “Company” (without further qualification) necessarily include iSatori Technologies, the Predecessor Company, Integrated and iSatori, Inc. for all applicable accounting periods. Since there was no change in the ownership of the business in connection with the Reorganizations, the assets and the liabilities of the Predecessor Company have been recorded on iSatori Technologies’ financial statements at the same amounts at which they were reported on the financial statements of the Predecessor Company. All transactions between divisions and/or wholly owned subsidiaries of iSatori Technologies or the Predecessor Company have been eliminated in the financial statements. In addition, per the operating agreement of the Predecessor Company, no member was to have been liable for the debts, liabilities or obligations of the Predecessor Company.

The Company is engaged in researching, designing, developing, contracting for the manufacture, marketing, selling and distributing of various nutritional and dietary supplement products for the general nutrition market. The “general nutrition market” may include such activities as body-building, physique enhancement (increase of lean body mass and decrease in fat mass) and enhanced athletic performance through increased strength and/or endurance and proper nutrition.

The Company does engage from time to time in funding of clinical studies with the objective of discovering and/or validating claims of new, efficacious products for the Company’s relevant market as well as providing necessary and appropriate substantiation for any claims which the Company may use in its marketing and advertising. The Company markets products which are under its control and which are in some way proprietary to the Company. Some of the Company’s products are the subject of trademarks owned by the Company.

The accompanying consolidated financial statements include the accounts of the Company and the Predecessor Company: LS7; Right Lane; Eat-Smart; Energize; and Integrated for the respective reporting periods described above.

Basis of Presentation/Basis of Consolidation

Unaudited Interim Financial Information

The accompanying interim condensed consolidated financial statements have been prepared in accordance with our accounting practices described in our audited consolidated financial statements for the year ended December 31, 2012, and are unaudited. The unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012. The accompanying interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the Securities and Exchange Commission and, accordingly, do not include all the disclosures required by generally accepted accounting principles in the United States (“U.S. GAAP”) with respect to annual financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals that are considered necessary for a fair presentation of the interim financial information, have been included. However, operating results for the periods presented are not necessarily indicative of the results that may be expected for a full year. Certain prior year amounts have been reclassified to conform to the presentation used in 2013. Such reclassification had no effect on net income.

Basis of Presentation/Basis of Consolidation

The accompanying consolidated financial Statements have been prepared on an accrual basis of accounting in accordance with Generally Accepted Accounting Principles in the United States (“GAAP”). The accompanying consolidated financial statements present the financial position and results of operations of the Company and include the amounts of the Company as well as the Predecessor Company and all wholly owned subsidiaries. Accordingly, all significant intercompany transactions have been eliminated.

Financial Instruments

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

Trade Receivables and Credit Policy

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate of amounts considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense.

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense.

Inventory Valuation	Inventory Valuation Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis.	Inventory Valuation Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis.
Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income.

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income.

Other Assets and Intangible Assets

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Amortization for financial accounting purposes is computed using the straight-line method over the estimated useful lives of the respective assets which range from three to ten years.

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Revenue Recognition

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.

The Company receives other revenues which includes but is not limited to shipping and handling charges which is charged to customers.

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.

Cost of Sales

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements.

Income Taxes

For the five months ended May 31, 2011, the Predecessor Company operated as a limited liability company. Accordingly, the Predecessor Company’s taxable income (or loss) was allocated to its sole member. Therefore, no provision or liabilities for income taxes have been included in the financial statements for these relevant periods.

However, on June 1, 2011, the Predecessor Company converted to a ‘C’ corporation under the laws of the State of Colorado as of that date. Accordingly, the Company began to account for income taxes in accordance with the standards on income taxes. As prescribed by these standards, the Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, “Income Taxes”. For the year ended December 31, 2011 and future years, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will also file a consolidated return in the states requiring the filing of such returns.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements. As of both the date of adoption, and as of December 31, 2012, the unrecognized tax benefit accrual was zero.

Fair Value Measurements

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Deferred Financing Fees	Deferred Financing Fees Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period.	Deferred Financing Fees Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period.
Marketing

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue. This amount is included in Deposits and other assets and is being amortized over a three year period.

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue.

Research and Development Costs	Research and Development Costs Research and development costs are expensed when incurred and are included in selling and marketing expense.	Research and Development Costs Research and development costs are expensed when incurred.
Distribution, Shipping and Handling Costs

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. As mentioned in Revenue Recognition, shipping and handling revenue billed customers are reflected in other revenues.

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. Shipping and handling revenue billed customers are reflected in other revenues.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Fair Value of Financial Instruments

	March 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$2,655,837	$2,655,837	$1,655,453	$1,655,453
Investments	$0	$0	$965,886	$965,886
Receivables	$1,177,638	$1,177,638	$1,240,736	$1,240,736
Accounts Payable	$755,522	$755,522	$518,150	$518,150
Long-term Debt	$880,696	$880,696	$701,852	$701,852

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,655,453	$1,655,453	$364,608	$364,608
Investments	$965,886	$965,886	$-0-	$-0-
Receivables	$1,240,736	$1,240,736	$937,841	$937,841
Accounts Payable	$518,150	$518,150	$695,775	$695,775
Long-term Debt	$701,852	$701,852	$571,335	$571,335

Trade Receivables and Credit Policy

	March 31, 2013		December 31, 2012
Trade Receivables		$851,617		$898,009
Other		$326,021		$342,727
Allowance for doubtful accounts	$	<0>	$	<0>
Totals		$1,177,638.		$1,240,736.

	December 31, 2012	December 31, 2011
Trade Receivables	$898,009	$902,222
Other	$342,727	$35,619
Allowance for doubtful accounts	$(0)	$(0)
Totals	$1,240,736	$937,841

Inventory Valuation

	March 31, 2013	December 31, 2012
Labels and packaging	$94,894	$129,640
Finished goods	$1,265,835	$1,162,465
Totals	$1,360,729	$1,292,105

	December 31, 2012	December 31, 2011
Labels and packaging	$129,640	$81,251
Finished goods	$1,162,465	$675,999
Totals	$1,292,105	$757,250

Other Assets and Intangible Assets

	Gross Carrying Value March 31, 2013		Gross Carrying Value December 31, 2012
Amortized intangible assets:
Website		$146,862		$146,862
Patents		$341		$341
Trademarks		$3,830		$3,830
TOTAL		$151,033		$151,033
Accumulated Amortization	$	<122,754>	$	<120,179>
TOTAL		$28,279		$30,854

	Gross Carrying Value December 31, 2012	Gross Carrying Value December 31, 2011
Amortized intangible assets:
Website	$146,862	$116,057
Patents	$341	$341
Trademarks	$3,830	$3,830
TOTAL	$151,033	$120,228
Accumulated Amortization	$(120,179)	$(116,919)
TOTAL	$30,854	$3,309

Future Amortization for the years ending December 31:

2013	$10,302
2014	$10,284
2015	$10,268
2016	$0

Leases

2013	$80,853
2014	$82,863
2015	$82,863
2016	$82,863
2017	$6,905

Concentration of Credit Risk

	March 31, 2013		March 31, 2012
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	32%	42%	34%	56%
B	16%	10%	N/A	N/A
C	11%	5%	17%	12%
D	11%	16%	10%	8%

	March 31, 2013		March 31, 2012
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	69%	32%	38%	31%
B	14%	6%	18%	8%

	2012		2011
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	28%	46%	26%	45%
B	14%	8%	12%	9%
C	10%	13%	7%	11%

	2012		2011
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	48%	64%	47%	33%
B	14%	0%	16%	17%
C	8%	0%	16%	4%

Earnings (Loss) Per Share

As of December 31,
2012
Stock options (exercise price – $0.573-$2.50/share)	1,103,276
Warrants (exercise price – $0.001-$0.57/share)	577,513
Total common stock equivalents	14,303,545

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefit

	12/31/2012	12/31/2011
Current Tax expense (benefit)	$67,820	$26,794
Deferred Tax Expense (benefit):
Effect of change in tax status	(67,083)	(274,489)
Change in net deferred tax asset		22,245
Deferred tax benefit	(67,083)	(252,244)
Total income tax expense (benefit)	737	(225,450)

Schedule of Effective Income Tax Reconciliation

	12/31/2012	12/31/2011
Federal Income Taxes	35.0%	35.0%
State Income Taxes	3.0%	3.0%
Permanent Items	-1.6%	5.1%
Current Year Losses not utilized	36.5%	0.0%
Foreign tax credit, net of credit	0.0%	1.3%
Effect of change in tax status	0.0%	-72.7%
Nontaxable (income) loss of LLC	0.0%	-30.1%
Tax Bracket Rate Benefit and other	0.0%	-1.4%
	0.0%	-59.8%

Schedule of Deferred Tax Assets and Liabilities

	12/31/2012	12/31/2011
Inventory	17,150	13,553
Goodwill and other intangibles	-	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	-
Net Operating Loss	11,041,594	-
NOL Valuation Allowance	(11,041,594)
Other	1,087	-
Deferred Tax Assets	333,411	302,934

Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	-
Prepaid Expenses	(58,053)	(9,688)
Other	-	-
Deferred Tax Liabilities	(116,534)	(50,689)

Net Deferred Tax Asset	216,877	252,245

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Derivative Valuation

	June 30, 2012		September 30, 2012
	As previously reported	As adjusted	As previously reported	As adjusted
Derivative Liability	140,132	550,994	128,422	527,206
Stockholders’ Equity	4,291,027	3,880,165	3,774,716	3,375,932

Net Income:
Three months ended June 30,2012	(251,838)	(662,704)
Six months ended June 30,2012	161,028	(249,834)
Three months ended September 30,2012			(518,768)	(506,690)
Six months ended September 30,2012			(357,735)	(756,519)

Net income/loss per share:
Three months ended June 30,2012	$(0.02)	$(0.05)
Six months ended June 30,2012	$0.01	$(0.02)
Three months ended September 30,2012			$(0.04)	$(0.04)
Six months ended September 30,2012			$(0.03)	$(0.07)

Schedule of Share Base Compensation Stock Options Activity
February 2012 Management Options
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	823,757		$0.573	4.65 years
Exercised	-
Forfeited/Cancelled	50,102	$
Balance – December 31, 2012 – outstanding	773,655		$0.573	4.65 years
Balance – December 31, 2012 – exercisable	623,350		$0.573	4.65 years

Outstanding options held by related parties – 2012	776,655
Exercisable options held by related parties – 2012	623,350

2012 Performance Incentive Plan
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	54,519		$2.25	9.75 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	54,519		$2.25	9.75 years
Balance – December 31, 2012 – exercisable	54,519		$2.25	9.75 years

Outstanding options held by related parties – 2012	54,519
Exercisable options held by related parties – 2012	-

Contractor Options
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-
Granted	225,000		$2.36	7.08 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	225,000		$2.36	7.08 years
Balance – December 31, 2012 – exercisable	62,500		$2.25	4.75 years

Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Preferred Stock
Schedule of Convertible Preferred Stock

	Par Value	Shares Outstanding	Liquidation Preference
Series A $20	$95	9,500	$190,000
Series D $20	130	13,000	260,000
	$225	22,500	$450,000

	Par Value	Shares Outstanding	Liquidation Preference
Series A $20	$95	9,500	$190,000
Series D $20	130	13,000	260,000
	$225	22,500	$450,000

Fair Value Measurements and Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities

	March 31, 2013				December 31, 2012
	Level 1	Level 2		Level 3	Level 1	Level 2		Level 3
Warrant Derivative Liability	$0	$		$880,696	$0	$		$701,852
Beginning of Period	-		-	701,852	-		-	92,606
Additions	-		-	-	-		-	-
Deletions	-		-	-	-		-	-
Revisions	-		-	178,844	-		-	609,246
End of Period	$0	$		$880,696	$0	$		$701,852

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Warrant Derivative Liability	$-	$-	$701,852	$-	$-	$92,606

Beginning of Period	-	-	92,606	-	-	-
Additions	-	-	-	-	-	59,239
Deletions	-	-	-	-	-	-
Revisions	-	-	609,246	-	-	33,367
End of Period	$-	$-	$701,852	$-	$-	$92,606

Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Line Items]
Cash and cash equivalents	$ 2,655,837	$ 1,655,453	$ 364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	880,696	701,852	571,335
Carrying Amount
Fair Value [Line Items]
Cash and cash equivalents	2,655,837	1,655,453	364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	880,696	701,852	571,335
Fair Value
Fair Value [Line Items]
Cash and cash equivalents	2,655,837	1,655,453	364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	$ 880,696	$ 701,852	$ 571,335

Summary of Significant Accounting Policies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade Receivables
Trade receivables	$ 851,617	$ 898,009	$ 902,222
Other	326,021	342,727	35,619
Allowance for doubtful accounts	0	0	0
Total trade receivables, net	$ 1,177,638	$ 1,240,736	$ 937,841

Summary of Significant Accounting Policies (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation
Labels and packaging	$ 94,894	$ 129,640	$ 81,251
Finished goods	1,265,835	1,162,465	675,999
Total inventories	$ 1,360,729	$ 1,292,105	$ 757,250

Summary of Significant Accounting Policies (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized intangible assets:
Website	$ 146,862	$ 146,862	$ 116,057
Patents	341	341	341
Trademarks	3,830	3,830	3,830
Total intangible assets, gross	151,033	151,033	120,228
Accumulated Amortization	(122,754)	(120,179)	(116,919)
Total intangible assets, net	$ 28,279	$ 30,854	$ 3,309

Summary of Significant Accounting Policies (Details 5) (USD $)	Dec. 31, 2012
Future Amortization of Intangible Assets
Year 2013	$ 10,302
Year 2014	10,284
Year 2015	10,268
Year 2016	$ 0

Summary of Significant Accounting Policies (Details 6)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Customer, percent of revenues	32.00%	34.00%	28.00%	26.00%
Customer, percent of accounts receivable	42.00%	56.00%	46.00%	45.00%
Customer B
Concentration Risk [Line Items]
Customer, percent of revenues	16.00%	0.00%	14.00%	12.00%
Customer, percent of accounts receivable	10.00%	0.00%	8.00%	9.00%
Customer C
Concentration Risk [Line Items]
Customer, percent of revenues	11.00%	17.00%	10.00%	7.00%
Customer, percent of accounts receivable	5.00%	12.00%	13.00%	11.00%
Vendor A
Concentration Risk [Line Items]
Vendor, percent of purchases	69.00%	38.00%	48.00%	47.00%
Vendor, percent of accounts payable	32.00%	31.00%	64.00%	33.00%
Vendor B
Concentration Risk [Line Items]
Vendor, percent of purchases	14.00%	18.00%	14.00%	16.00%
Vendor, percent of accounts payable	6.00%	8.00%	0.00%	17.00%
Vendor C
Concentration Risk [Line Items]
Vendor, percent of purchases			8.00%	16.00%
Vendor, percent of accounts payable			0.00%	4.00%
Customer D
Concentration Risk [Line Items]
Customer, percent of revenues	11.00%	10.00%
Customer, percent of accounts receivable	16.00%	8.00%

Summary of Significant Accounting Policies (Details 7) (USD $)	Dec. 31, 2012
Future Lease Payments
2013	$ 80,853
2014	82,863
2015	82,863
2016	82,863
2017	$ 6,905

Summary of Significant Accounting Policies (Details 8)	12 Months Ended
Dec. 31, 2012
Stock Options - Exercise Price $0.573-$2.50/Share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	1,103,276
Warrants - Exercise Price $0.001-$0.57/Share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	577,513
Common Stock Equivalents
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	14,303,545

Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Accounting Policies [Abstract]
Integrated common stock issued to shareholders of iSatori upon merger					8,410,973
Investment security term			Dec 31, 2015
Gain on investment	$ 7,000		$ 6,000
Allowance for customer returns	47,000		68,548	50,511
Secured note receivable	117,543		117,543
Secured note receivable, maturity date	May 1, 2017		May 1, 2017
Secured note receivable, allowance	25,978		25,978
Property plant and equipment depreciation method	Straight-line method		Straight-line method
Property plant and equipment, estimated useful lives	Ranging from three to ten years		Ranging from three to ten years
Intangible assets, amortization method	Straight-line method		Straight-line method
Intangible assets, estimated useful lives	Ranging from three to ten years		Ranging from three to ten years
Intangible assets, amortization	2,576	546	3,259	2,184
Revenue recognition, returns, allowances and discounts	715,030	350,636	1,717,211	1,891,607
Leases, rent expense	20,716	14,240	57,108	65,645
Leases, term	Feb 1, 2017		Feb 1, 2017
Leases, description	A new lease was signed on November 1, 2012 which included the expansion of the lease space to a total of 10,044 square feet to accomodate growth. The Company assumed the new addition in February, 2013.		A new lease was signed on November 1, 2012 which included the expansion of the lease space to a total of 10,044 square feet to accomodate growth. The Company assumed the new addition in February, 2013.
Leases, future payments	346,137		346,137
Deferred financing fees, accumulated amortization	5,000		3,125
Marketing, deferred advertising costs			3,641	25,488
Marketing, expense	145,733	312,503	1,996,325	2,450,464
Research and development costs	59,810	4,148	37,234	13,289
Depreciation expense	$ 22,440	$ 17,332	$ 76,266	$ 80,150

Endorsement / Spokesperson / Consulting Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketing and Advertising Expense [Abstract]
Endorsement / Spokesperson / Consulting, expense	$ 232,248	$ 71,426
Future marketing contractual commitments	$ 110,333

Sale of Product Line (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from sale of product line, nonrefundable		$ 300,000
Other recognized income		100,000
Deferred accrued expenses		200,000
Gain on sale of product line	$ 499,525

Litigation (Details Narrative) (USD $)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 Protica Inc.	Dec. 31, 2012 Breeden Law Firm	Dec. 31, 2012 Arya Tabibnia	Dec. 31, 2012 Jeffrey Grube	Dec. 31, 2012 D. Tawnsaura	Dec. 31, 2012 Newport Trial Group	Apr. 30, 2013 Thermolife International, LLC
Litigation Contingencies [Line Items]
Litigation, description	Protica, Inc., a former manufacturer of products for the Company, sued the Predecessor Company for an alleged debt and unspecified damages for an alleged breach of an exclusive manufacturing agreement. The Company filed counterclaims alleging Protica breached the parties' agreement and the warranties implied therein and fraudulently concealed damage to the product manufactured for it resulting in an FDA recall of its product and loss of a significant portion of its commercial market. The case was filed February 15, 2011 in the United States District Court, Eastern District of Pennsylvania. The Company sought an unspecified amount of direct damages, punitive damages, and attorneys' fees.	The Company received a demand letter, dated February 17, 2012, from the Breeden Law firm, claiming the Company's sale of its African Mango Super Fruit diet product, (the "Mango Product") violated the California Consumer Legal Remedies Act and certain other provisions of California State law. This Letter demanded the Company: (i) substantiate its advertising claims with respect to the Mango Product; (ii) change its advertising with respect to the Mango Product; (iii) recall the Mango Product; (iv) identify all purchasers of the Mango Product; and (v) establish a fund for the providing for a full refund for all purchasers of the Mango Product. No formal litigation has been initiated against the Company as of this date. On March 23, 2012, the Company received a letter from Vitamin World, Inc. ("Vitamin World") requesting the Company indemnify Vitamin World for similar claims brought against it by the Breeden Law Firm concerning the Mango Product sold by Vitamin World. The Company's indemnification obligations to Vitamin World arise from the standard terms and conditions contained in Vitamin World's distribution agreements. The Company has agreed to indemnify Vitamin World in this matter. The Company believes there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements. The Company's counsel is in communication with the complainant with regard to the requested label changes and settlement issues.	Arya Tabibnia brought a class action complaint against the Company which was filed on August 6, 2012 in the United States District Court for the Southern District of California (the "Tabibnia Action"), claiming the Company's sale of its hCG Activator natural hCG alternative (the "Product") violated the California Consumer Legal Remedies Act and certain other provisions of California state law. The Company also received letters from GNC, Corp. and Vitamin Shoppe, Inc., demanding the Company indemnify them pursuant to their respective vendor agreements. The Company is contractually obligated to indemnify both GNC, Corp. and Vitamin Shoppe, Inc. and will fulfill those responsibilities. The Company believes that there is reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.	Jeffrey Grube brought a class action lawsuit against three firms, including the Company, based on the defendants' alleged marketing, distribution, or sales of products purporting to contain human chorionic gonadotropin ("hCG") or a natural hCG alternative. The case is referred to as Jeffrey Grube v. GNC, iSatori Technologies LLC, and HCG Platinum, LLC, Case No. 11-1005, filed August 4, 2011 in United States District Court, for the Western District of Pennsylvania. Grube claims that the defendants engaged in deceptive trade practices in violation of numerous state consumer protection laws, breached express warranties, and were unjustly enriched. The Company received a letter from GNC Corp., demanding the Company indemnify GNC Corp. pursuant to a distribution agreement between the Company and GNC Corp. The Company is contractually obligated to indemnify GNC Corp and will fulfill that responsibility. The action has been dismissed voluntarily by the plaintiff; the Company believes that the claims represented by this action may ultimately be included in the claims advanced in the Tabibnia Action, described above. As a result, no other actions are planned by the Company on this matter. Accordingly, the range of any possible exposure regarding this particular claim cannot be reasonably estimated as of the date of the financial statements.	D. Tawnsaura brought a class action complaint against the Company and 56 other retailers/distributors for infringement of a patented ingredient "Citriline Malate". This ingredient is utilized by the Company in certain of its product formulations. The court ordered the plaintiffs to resubmit their complaint and make it legally sufficient, which occurred on October 31, 2012. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff; accordingly, discovery in this matter has been stayed pending the resolution of this issue. The Company believes that there is a reasonable possibility, as defined by FASB ASC 450-20, of an unfavorable outcome. However, the range of any possible loss cannot be reasonably estimated as of the date of the financial statements.	The Company received a demand letter dated August 7, 2012 from the Newport Trial Group of California, claiming the Company's sale of its hCG Activator product violates the California Consumer Legal Remedies Act. No formal litigation has been initiated against the Company as of this date. Because no further actions have been undertaken in this matter, it is impossible for the Company to estimate the range of any possible loss as of the date of the financial statements.	Thermolife International, LLC brought a complaint against the Company and 44 other retailers/distributors for patent infringement for the use of certain ingredients in products to produce, improve, boost, and to enhance physical performance on April 16, 2013. These ingredients are utilized by the Company in certain of its product formulations. The Company and many of the other defendants are contesting the alleged patent position of the plaintiff.
Litigation, damages sought	$ 384,000
Litigation, settlement	The Company and Protica, Inc. fully and finally settled this matter effective April 1, 2013. The settlement has been included in the Company's year-end 2012 financial results.

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current tax expense (benefit)
Current tax expense (benefit)	$ 67,820	$ 26,794
Deferred tax expense (benefit)
Effect of change in tax status		(274,489)
Change in net deferred tax asset	(67,083)	22,245
Deferred tax benefit	(67,083)	(252,244)
Total tax provision (benefit)	$ 737	$ (225,450)

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal Income Taxes	35.00%	35.00%
State Income Taxes	3.00%	3.00%
Permanent Items	(1.60%)	5.10%
Current Year Losses not utilized	(36.50%)	0.00%
Foreign tax credit, net of credit	0.00%	1.30%
Effect of change in tax status	0.00%	(72.70%)
Nontaxable (income) loss of LLC	0.00%	(30.10%)
Tax Bracket Rate Benefit and other	0.00%	(1.40%)

Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset
Inventory	$ 17,150	$ 13,553
Goodwill and other intangibles	0	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	0
Net Operating Loss	11,041,594	0
NOL Valuation Allowance	(11,041,594)	0
Other	1,087	0
Deferred Tax Assets	333,411	302,934
Deferred tax liability
Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	0
Prepaid Expenses	(58,053)	(9,688)
Other	0	0
Deferred Tax Liabilities	(116,534)	(50,689)
Net Deferred Tax Asset	$ 216,877	$ 252,245

Income Taxes (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred income tax expense				$ 274,489
Income tax benefit (expense)	(10,134)	(254,734)	(737)	225,450
Effective statutory federal income tax rate			35.00%	35.00%
Net operating loss carryforward			$ 28,730,000

Stockholders' Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Option Activity Merger Agreement
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	823,757
Stock options exercised	0
Stock options forfeited/cancelled	50,102
Stock options outstanding, end of period	773,655
Stock options exercisable, end of period	623,350
Weighted average exercise price granted	$ 0.573
Weighted average exercise price outstanding, end of period	$ 0.573
Weighted average exercise price exercisable, end of period	$ 0.573
Weighted average remaining contractual life outstanding, granted	4 years 8 months
Weighted average remaining contractual life outstanding, end of period	4 years 8 months
Weighted average remaining contractual life exercisable, end of period	4 years 8 months
Stock Option Activity
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	54,519
Stock options outstanding, end of period	54,519
Stock options exercisable, end of period	54,519
Weighted average exercise price granted	$ 2.25
Weighted average exercise price outstanding, end of period	$ 2.25
Weighted average exercise price exercisable, end of period	$ 2.25
Weighted average remaining contractual life outstanding, granted	9 years 9 months
Weighted average remaining contractual life outstanding, end of period	9 years 9 months
Weighted average remaining contractual life exercisable, end of period	9 years 9 months
Stock Option Activity Merger Converted Amount
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	225,000
Stock options outstanding, end of period	225,000
Stock options exercisable, end of period	62,500
Weighted average exercise price granted	$ 2.36
Weighted average exercise price outstanding, end of period	$ 2.36
Weighted average exercise price exercisable, end of period	$ 2.25
Weighted average remaining contractual life outstanding, granted	7 years 1 month
Weighted average remaining contractual life outstanding, end of period	7 years 1 month
Weighted average remaining contractual life exercisable, end of period	4 years 9 months

Stockholders' Equity (Details 2) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted
Business Combination Separately Recognized Transactions [Line Items]
Derivative Liability					$ 128,422	$ 140,132	$ 128,422	$ 140,132	$ 527,206	$ 550,994	$ 527,206	$ 550,994
Stockholders' Equity					3,774,716	4,291,027	3,774,716	4,291,027	3,375,932	3,880,165	3,375,932	3,880,165
Net Income	$ (263,119)	$ 412,869	$ (1,030,638)	$ 603,234	$ (518,768)	$ (251,838)	$ (357,735)	$ 161,028	$ (506,690)	$ (662,704)	$ (756,519)	$ (249,834)
Net income/loss per share					$ (0.04)	$ (0.02)	$ (0.03)	$ 0.01	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.02)

Stockholders' Equity (Details Narrative) (USD $)	3 Months Ended	12 Months Ended													1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Management Stock Options	Dec. 31, 2012 Convertible Promissory Note	Dec. 31, 2012 Transition Partners Limited	Dec. 31, 2012 Revolving Line of Credit	Dec. 31, 2011 Revolving Line of Credit	Dec. 31, 2012 Subordinated Mezzanine Loan	Dec. 31, 2011 Subordinated Mezzanine Loan	Dec. 31, 2012 Investor Relations Consulting	Dec. 31, 2012 Employees Grants	Dec. 31, 2012 Consultants	Dec. 31, 2012 Warrants Assumed in Merger	Dec. 31, 2012 All Other Options and Warrants	Dec. 31, 2012 Contractor Options	Jan. 31, 2013 Warrant Grants - Microcap Headlines, Inc.
Class Of Stock [Line Items]
Stock options issued		823,757							125,000	54,519	100,000			225,000
Stock options exercise price		$ 0.573							$ 2.25	$ 2.25	$ 2.5
Stock options exercise price, range														$2.25 and $2.50
Stock issued upon conversion of notes payable			329,502
Stock options and warrants vesting period				All are fully vested as of December 31, 2012	All are fully vested as of December 31, 2012		All are fully vested as of December 31, 2012		Vest in 4 equal installment of which 2 are fully vested and the remainder vests 90 to 180 days following publication of report	Vest one third each year through September 2015	Vest equally over a three year period				One-fourth increments. First increment was granted and fully vested on January 1, 2013 and the second was granted and fully vested on April 1, 2013.
Stock warrants granted				123,563		33,401		420,549							100,000
Stock warrants granted exercise price				0.57		0.01		0.01							2.25
Stock options and warrants granted expiration date				Jul 31, 2015	Jun 17, 2016		Jun 15, 2016		Sep 5, 2017	Sep 27, 2022	Nov 30, 2022	May 31, 2014			Jan 1, 2018
Discount assumption					24.00%		50.00%								24.00%
Risk free interest rate		2.23%					0.36%								0.36%
Risk free interest rate, minimum										0.72%			0.36%	0.62%	0.36%
Risk free interest rate, maximum										1.18%			1.78%	1.78%	0.77%
Weighted average expected terms		5-7 years					3.5 to 3.58 years			5.5-6.5 years			2.58 to 10 years	5-10 years	From 3.25 to 4.75 years
Expected volatility		45.85%					45.94%			43.84%					45.95%
Expected volatility, minimum													43.84%	45.94%
Expected volatility, maximum													48.97%	48.97%
Valuation expenses recognized	$ 50,777									$ 1,999			$ 858,398	$ 199,014
Stock option valuation expense allocated to other income expense	$ 178,844
Stock options assumed in business combination												1,069,587
Stock options expired												17,230
Fair value assumption share price		$ 0.383			$ 2.28		$ 1.5								$ 2.28

Convertible Preferred Stock (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Units [Line Items]
Par value	$ 225	$ 225	$ 0
Shares outstanding	22,500	22,500	22,500
Series A $20
Preferred Units [Line Items]
Par value	95	95
Shares outstanding	9,500	9,500
Liquidation preference	190,000	190,000
Series D $20
Preferred Units [Line Items]
Par value	130	130
Shares outstanding	13,000	13,000
Liquidation preference	$ 260,000	$ 260,000

Convertible Preferred Stock (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Preferred Stock
Convertible preferred stock conversion terms	Holders of the Series A Preferred are not entitled to receive any dividends, and have no voting rights unless otherwise required pursuant to Delaware law. Each share of the Series A Preferred may, at the option of the Company, be converted into the equivalent of one-fifth of a share of common stock at any time after (i) the closing bid price of the common stock is at least $2.00 for at least 20 trading days during any 30 consecutive trading day period, and (ii) the shares of common stock to be received on conversion have been registered or otherwise qualified for sale under applicable securities laws. The holders of the Series A Preferred have the right to convert each share into the equivalent of one-fifth of a share of common stock at any time. Upon any liquidation, dissolution, or winding up of the Company, the holders of the Series A Preferred are entitled to receive $20 per share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series A Preferred will at the same time be similarly exchanged or changed into such consideration as is equal to four times the amount of consideration to be received for each share of common stock. Holders of the Series D Preferred are entitled to receive, out of funds of the Company legally available, dividends at the annual rate of $1.80 per annum per share. The Company may redeem the Series D Preferred upon not less than 30 days' notice, in whole or in part, for an amount of $20 per share plus all accrued but unpaid dividends applicable to such share. After notice and prior to the expiration of the 30-day notice period, holders of the Series D Preferred will have the option to convert the Series D Preferred into common stock prior to the redemption. Each share of the Series D Preferred may, at the option of the Company, be converted into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80 at any time after (i) the closing bid price of the common stock exceeds $200.00 for 20 consecutive trading days, and (ii) the Company has sustained positive earnings per share of common stock for the two previous fiscal quarters. The holders of the Series D Preferred have the right to convert each share at any time into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80. The holders of the Series D Preferred are entitled to receive $20 per share plus any accrued and unpaid dividends on such share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series D Preferred will at the same time be similarly exchanged or changed into the aggregate amount of stock as would have been received had the holder converted such shares immediately prior to the transaction.	Each share of the Series A Preferred may, at the option of the Company, be converted into the equivalent of one-fifth (1/5th) of a share of common stock at any time after (i) the closing bid price of the common stock is at least $2.00 for at least 20 trading days during any 30 consecutive trading day period, and (ii) the shares of common stock to be received on conversion have been registered or otherwise qualified for sale under applicable securities laws. The holders of the Series A Preferred have the right to convert each share into the equivalent of one-fifth (1/5th) of a share of common stock at any time. Upon any liquidation, dissolution, or winding up of the Company, the holders of the Series A Preferred are entitled to receive $20 per share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series A Preferred will at the same time be similarly exchanged or changed into such consideration as is equal to four times the amount of consideration to be received for each share of common stock. Holders of the Series D Preferred are entitled to receive, out of funds of the company legally available, dividends at the annual rate of $1.80 per annum per share. The Company may redeem the Series D Preferred upon not less than 30 days' notice, in whole or in part, for an amount of $20 per share plus all accrued but unpaid dividends applicable to such share. After notice and prior to the expiration of the 30-day notice period, holders of the Series D Preferred will have the option to convert the Series D Preferred into common stock prior to the redemption. Each share of the Series D Preferred may, at the option of the Company, be converted into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80 at any time after (i) the closing bid price of the common stock exceeds $200.00 for 20 consecutive trading days, and (ii) the Company has sustained positive earnings per share of common stock for the two previous fiscal quarters. The holders of the Series D Preferred have the right to convert each share at any time into the number of shares of common stock as determined by dividing $20 plus any accrued and unpaid dividends on such share by $80. The holders of the Series D Preferred are entitled to receive $20 per share plus any accrued and unpaid dividends on such share before the holders of common stock are entitled to receive any distribution. In the event the Company enters into any consolidation, merger or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or other securities, each share of Series D Preferred will at the same time be similarly exchanged or changed into the aggregate amount of stock as would have been received had the holder converted such shares immediately prior to the transaction.

Revolving Line of Credit and Related Interest (Details Narrative) (USD $)	1 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Mar. 31, 2013	Jul. 16, 2012	Jun. 17, 2012
Debt Disclosure [Abstract]
Line of Credit				$ 1,500,000	$ 1,000,000
Line of Credit, maturity date	Jul 16, 2013
Line of Credit, interest rate				4.00%	1.25%
Line of Credit, interest rate description	The principal balance will note bear interest at the one month USD LIBOR rate measured not more often than once per month (the "Index"). Interest on any unpaid balance will bear interest at the Index plus 3.750%.	Floor of 7.0% for one month
Line of Credit, balance			$ 1,173,155	$ 1,173,155	$ 785,044
Line of Credit, repayment		The revolving line of credit has been paid in full on July 16, 2012 with proceeds from a new credit agreement and all liens released.

Long-Term Indebtedness and Interest (Details Narrative) (USD $)	1 Months Ended		9 Months Ended
	Jul. 31, 2011	Oct. 31, 2010	Jun. 30, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt description		In October, 2010, the Company entered into a $250,000 long-term debt arrangement (the "Note") with an unrelated private investor, with interest due monthly at the rate equal to 10%. The principal amount of the Note was required by the Predecessor Company to be repaid in full on its first anniversary. However, at that time, if the Predecessor Company had not entered into a satisfactory subsequent financing arrangement, in the sole discretion of the investor, the $250,000 Note could be immediately called and would be due and payable. The holder of the Note had the option to then either convert the Note into a three-year term loan or convert the Note into shares of common stock in the Predecessor Company. The holder of the Note had 15 months from the first anniversary of the making of the Note to make this decision, that is, until December 31, 2012. Subsequently, in February, 2012, the Note holder agreed that all previous new financing contingencies had been met and consented to convert the Note into shares of common stock of the Company in complete and total satisfaction of the Note.
Long-term debt, reduction of shares		329,502
Subordinated mezzanine loan total authorized	$ 1,025,000
Maturity date	Jul 15, 2014
Interest rate on interim loan	12.00%
Net proceeds received from loan	850,000
Total payment of loan including OID discount			$ 887,929

Fair Value Measurements and Disclosures (Details) (Level 3, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 3
Fair Value Measured On Recurring Basis [Line Items]
Marketable Securities and Warrant derivative liability at beginning of year	$ 701,852	$ 92,606
Marketable Securities and Warrant derivative liability - Additions			59,239
Marketable Securities and Warrant derivative liability - Revisions	178,844	609,246	33,367
Marketable Securities and Warrant derivative liability at end of year	$ 880,696	$ 701,852	$ 92,606

Supplemental Cash Flow Information (Details Narrative) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Payments for federal and state income taxes	$ 71,000
Payments for interest expense related to outstanding debt		171,853	57,259
Conversion of vendor payables into notes payable		$ 115,204

Subsequent Events (Details Narrative)	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Jan. 31, 2013 Subsequent Event
Subsequent Event [Line Items]
Warrants, granted		100,000
Warrants, exercise price		2.25
Warrants, vesting terms		The warrants are subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company's sole discretion.
Warrants, expiration period		Jan 1, 2018
Subsequent event, date	Apr 30, 2013
Subsequent event, description	The Company filed an S-1 registration statement with the U.S. Securities and Exchange Commission covering 12.4 million shares of its common stock. The Company has also filed two S-8 registration statements covering, in total, 1.4 million additional shares of its common stock.